UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03916

Name of Registrant:	Vanguard Specialized Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2022—July 31, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   July 31, 2022
Vanguard Energy Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	16
Liquidity Risk Management	18

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2022
	Beginning Account Value 1/31/2022	Ending Account Value 7/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Energy Fund
Investor Shares	$1,000.00	$1,071.60	$2.21
Admiral™ Shares	1,000.00	1,072.20	1.80
Based on Hypothetical 5% Yearly Return
Energy Fund
Investor Shares	$1,000.00	$1,022.66	$2.16
Admiral Shares	1,000.00	1,023.06	1.76
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.43% for Investor Shares and 0.35% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Energy Fund
Fund Allocation
As of July 31, 2022
United States	52.0%
United Kingdom	16.9
France	8.9
Canada	8.4
Norway	3.5
Italy	2.9
Spain	2.2
India	1.8
Brazil	1.3
Germany	1.3
Other	0.8
The table reflects the fund’s investments, except for short-term investments.
3

Energy Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Brazil (1.3%)
	Petroleo Brasileiro SA	10,799,725	77,145
Canada (8.3%)
	Cenovus Energy Inc.	9,576,426	182,718
	Enbridge Inc.	3,608,632	162,065
	TC Energy Corp. (XTSE)	1,139,407	60,753
	Pembina Pipeline Corp.	755,676	28,851
	ARC Resources Ltd.	1,746,479	24,495
	TC Energy Corp.	429,158	22,880
			481,762
China (0.8%)
	China Yangtze Power Co. Ltd. Class A	13,326,260	47,285
France (8.8%)
	TotalEnergies SE	4,030,974	205,891
	Engie SA (XPAR)	12,989,424	160,710
	TotalEnergies SE ADR	2,779,005	141,896
			508,497
Germany (1.3%)
	RWE AG	1,851,889	76,183
India (1.8%)
	Power Grid Corp. of India Ltd.	37,452,361	101,423
Italy (2.9%)
	Tenaris SA	6,268,325	87,719
	Enel SpA	15,877,888	80,045
			167,764
Norway (3.5%)
	Equinor ASA	5,179,330	199,425
Russia (0.0%)
[1]	LUKOIL PJSC ADR	1,423,477	—
Spain (2.2%)
	Iberdrola SA (XMAD)	11,774,858	125,738
	Iberdrola SA	333,012	3,550
			129,288
United Kingdom (16.8%)
	Shell plc (XLON)	11,748,054	313,395
	BP plc	45,505,929	222,718
	Shell plc ADR	3,887,765	207,529
	National Grid plc	8,744,490	120,408
	BP plc ADR	3,551,189	104,334
			968,384
		Shares	Market Value• ($000)
United States (51.7%)
	ConocoPhillips	3,742,854	364,666
	Marathon Petroleum Corp.	3,681,698	337,465
	Pioneer Natural Resources Co.	1,071,829	253,970
	Coterra Energy Inc.	6,871,971	210,214
	Duke Energy Corp.	1,762,463	193,748
	Chesapeake Energy Corp.	1,929,822	181,731
	Exelon Corp.	3,791,621	176,273
	NextEra Energy Inc.	2,015,543	170,293
	Southern Co.	2,100,611	161,516
	FirstEnergy Corp.	3,355,355	137,905
	Sempra Energy (XNYS)	804,333	133,358
	American Electric Power Co. Inc.	1,322,108	130,307
	Edison International	1,757,330	119,094
	Williams Cos. Inc.	3,172,492	108,150
	Constellation Energy Corp.	1,263,874	83,542
	CenterPoint Energy Inc.	2,543,728	80,611
	Avangrid Inc.	1,113,581	54,265
	Schlumberger NV	1,377,191	50,997
*	First Solar Inc.	356,359	35,340
			2,983,445
Total Common Stocks (Cost $4,283,887)			5,740,601
Temporary Cash Investments (0.6%)
Money Market Fund (0.0%)
[2]	Vanguard Market Liquidity Fund 1.903%	1,042	104
4

Energy Fund
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (0.6%)
NatWest Markets plc, 2.230%, 8/1/22 (Dated 7/29/22, Repurchase Value $35,607,000, collateralized by U.S. Treasury Note/Bond 1.875%–2.250%, 12/31/24–7/31/26, with a value of $36,312,000)	35,600	35,600
Total Temporary Cash Investments (Cost $35,704)		35,704
Total Investments (100.0%) (Cost $4,319,591)		5,776,305
Other Assets and Liabilities—Net (0.0%)		(1,155)
Net Assets (100%)		5,775,150
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Energy Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,319,487)	5,776,201
Affiliated Issuers (Cost $104)	104
Total Investments in Securities	5,776,305
Investment in Vanguard	212
Foreign Currency, at Value (Cost $193)	189
Receivables for Accrued Income	6,596
Receivables for Capital Shares Issued	5,760
Total Assets	5,789,062
Liabilities
Due to Custodian	457
Payables to Investment Advisor	2,841
Payables for Capital Shares Redeemed	5,993
Payables to Vanguard	445
Deferred Foreign Capital Gains Taxes	4,176
Total Liabilities	13,912
Net Assets	5,775,150
At July 31, 2022, net assets consisted of:

Paid-in Capital	4,775,081
Total Distributable Earnings (Loss)	1,000,069
Net Assets	5,775,150

Investor Shares—Net Assets
Applicable to 41,837,020 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,863,983
Net Asset Value Per Share—Investor Shares	$44.55

Admiral Shares—Net Assets
Applicable to 46,778,988 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,911,167
Net Asset Value Per Share—Admiral Shares	$83.61

See accompanying Notes, which are an integral part of the Financial Statements.
6

Energy Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Dividends[1]	141,377
Interest[2]	175
Securities Lending—Net	66
Total Income	141,618
Expenses
Investment Advisory Fees—Note B
Basic Fee	4,364
Performance Adjustment	1,100
The Vanguard Group—Note C
Management and Administrative—Investor Shares	2,105
Management and Administrative—Admiral Shares	2,934
Marketing and Distribution—Investor Shares	65
Marketing and Distribution—Admiral Shares	77
Custodian Fees	61
Shareholders’ Reports—Investor Shares	33
Shareholders’ Reports—Admiral Shares	17
Trustees’ Fees and Expenses	1
Other Expenses	14
Total Expenses	10,771
Net Investment Income	130,847
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	111,613
Foreign Currencies	(1,538)
Realized Net Gain (Loss)	110,075
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	131,520
Foreign Currencies	(154)
Change in Unrealized Appreciation (Depreciation)	131,366
Net Increase (Decrease) in Net Assets Resulting from Operations	372,288
1	Dividends are net of foreign withholding taxes of $7,272,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, $18,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $23,000.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($44,000).

See accompanying Notes, which are an integral part of the Financial Statements.
7

Energy Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	130,847	177,015
Realized Net Gain (Loss)	110,075	116,270
Change in Unrealized Appreciation (Depreciation)	131,366	1,155,587
Net Increase (Decrease) in Net Assets Resulting from Operations	372,288	1,448,872
Distributions
Investor Shares	(3,003)	(57,404)
Admiral Shares	(6,813)	(119,222)
Total Distributions	(9,816)	(176,626)
Capital Share Transactions
Investor Shares	(24,978)	(14,569)
Admiral Shares	58,604	7,935
Net Increase (Decrease) from Capital Share Transactions	33,626	(6,634)
Total Increase (Decrease)	396,098	1,265,612
Net Assets
Beginning of Period	5,379,052	4,113,440
End of Period	5,775,150	5,379,052

See accompanying Notes, which are an integral part of the Financial Statements.
8

Energy Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$41.64	$31.66	$43.28	$47.85	$55.62	$52.70
Investment Operations
Net Investment Income[1]	.978	1.364	1.449	1.519	1.300	1.477[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.001	10.019	(11.669)	(4.524)	(7.788)	3.035
Total from Investment Operations	2.979	11.383	(10.220)	(3.005)	(6.488)	4.512
Distributions
Dividends from Net Investment Income	(.069)	(1.403)	(1.400)	(1.565)	(1.282)	(1.592)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.069)	(1.403)	(1.400)	(1.565)	(1.282)	(1.592)
Net Asset Value, End of Period	$44.55	$41.64	$31.66	$43.28	$47.85	$55.62
Total Return[3]	7.16%	36.33%	-23.55%	-6.55%	-11.48%	8.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,864	$1,771	$1,363	$1,793	$2,265	$2,968
Ratio of Total Expenses to Average Net Assets[4]	0.43%	0.41%	0.37%	0.32%	0.37%	0.38%
Ratio of Net Investment Income to Average Net Assets	4.02%	3.68%	4.49%	3.20%	2.42%	2.86%[2]
Portfolio Turnover Rate	8%	14%	55%	48%	31%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.342 and 0.67%, respectively, resulting from a cash payment received in connection with the merger of General Electric Co. and Baker Hughes Inc. in July 2017.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.02%, (0.02%), (0.06%), (0.01%), and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Energy Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$78.12	$59.39	$81.18	$89.77	$104.35	$98.88
Investment Operations
Net Investment Income[1]	1.870	2.615	2.787	2.926	2.511	2.815[2]
Net Realized and Unrealized Gain (Loss) on Investments	3.765	18.794	(21.903)	(8.512)	(14.600)	5.730
Total from Investment Operations	5.635	21.409	(19.116)	(5.586)	(12.089)	8.545
Distributions
Dividends from Net Investment Income	(.145)	(2.679)	(2.674)	(3.004)	(2.491)	(3.075)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.145)	(2.679)	(2.674)	(3.004)	(2.491)	(3.075)
Net Asset Value, End of Period	$83.61	$78.12	$59.39	$81.18	$89.77	$104.35
Total Return[3]	7.22%	36.43%	-23.47%	-6.50%	-11.40%	8.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,911	$3,608	$2,751	$4,388	$5,606	$6,796
Ratio of Total Expenses to Average Net Assets[4]	0.35%	0.33%	0.29%	0.24%	0.29%	0.30%
Ratio of Net Investment Income to Average Net Assets	4.10%	3.76%	4.60%	3.28%	2.50%	2.94%[2]
Portfolio Turnover Rate	8%	14%	55%	48%	31%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.643 and 0.67%, respectively, resulting from a cash payment received in connection with the merger of General Electric Co. and Baker Hughes Inc. in July 2017.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.02%, (0.02%), (0.06%), (0.01%), and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Energy Fund
Notes to Financial Statements
Vanguard Energy Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master
11

Energy Fund
repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
12

Energy Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the MSCI ACWI Energy Index for periods prior to October 21, 2020, and to the current benchmark MSCI ACWI Energy + Utilities Index, beginning October 21, 2020, for the preceding three years. The benchmark change will be fully phased in by October 2023. For the six months ended July 31, 2022, the investment advisory fee paid represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net increase of $1,100,000 (0.04%) based on performance.
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Energy Fund
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $212,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	3,542,352	—	—	3,542,352
Common Stocks—Other	453,759	1,744,490	—	2,198,249
Temporary Cash Investments	104	35,600	—	35,704
Total	3,996,215	1,780,090	—	5,776,305
E.	As of July 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,321,830
Gross Unrealized Appreciation	1,644,028
Gross Unrealized Depreciation	(189,553)
Net Unrealized Appreciation (Depreciation)	1,454,475
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2022, the fund had available capital losses totaling $690,633,000 that
14

Energy Fund
may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2022, the fund purchased $670,288,000 of investment securities and sold $471,214,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	351,446	8,031	433,225	11,662
Issued in Lieu of Cash Distributions	2,780	63	53,100	1,381
Redeemed	(379,204)	(8,791)	(500,894)	(13,551)
Net Increase (Decrease)—Investor Shares	(24,978)	(697)	(14,569)	(508)
Admiral Shares
Issued	742,812	9,053	851,809	12,163
Issued in Lieu of Cash Distributions	6,048	74	105,042	1,455
Redeemed	(690,256)	(8,534)	(948,916)	(13,745)
Net Increase (Decrease)—Admiral Shares	58,604	593	7,935	(127)
H.	Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.
15

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Energy Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The investment team uses a bottom-up approach in which stocks are selected based on the advisor’s estimates of fundamental investment value. Fundamental research focuses on the quality of a company’s assets, the company’s internal reinvestment opportunities, and management quality. The firm has advised the fund since its inception in 1984.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted the continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
16

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase.
The board will consider whether to renew Wellington Management’s advisory arrangement again after a one-year period.
17

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Energy Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
18

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q512 092022

Semiannual Report  |  July 31, 2022
Vanguard Global Capital Cycles Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2022
Global Capital Cycles Fund	Beginning Account Value 1/31/2022	Ending Account Value 7/31/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$965.90	$2.05
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.71	2.11
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.42%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global Capital Cycles Fund
Fund Allocation
As of July 31, 2022

United States	31.0%
United Kingdom	21.7
Canada	16.4
India	4.9
France	4.4
China	3.7
Australia	3.1
Switzerland	2.4
Brazil	2.3
Japan	2.0
Italy	1.7
Sweden	1.6
South Korea	1.5
Germany	1.4
Spain	1.2
Other	0.7
The table reflects the fund's investments, except for short-term investments.
3

Global Capital Cycles Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.0%)
Australia (3.0%)
[1]	BHP Group Ltd. ADR	409,441	22,536
	BHP Group Ltd. (XASX)	677,588	18,542
			41,078
Austria (0.7%)
*,2	BAWAG Group AG	200,181	9,242
Brazil (2.3%)
	Vale SA Class B ADR	1,154,895	15,545
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,801,888	15,442
			30,987
Canada (16.3%)
	Barrick Gold Corp.	7,147,189	112,497
	Intact Financial Corp.	544,638	81,065
	Endeavour Mining plc	855,528	16,876
	Agnico Eagle Mines Ltd.	243,910	10,486
			220,924
China (3.7%)
	Ping An Insurance Group Co. of China Ltd. Class H	3,189,000	18,742
*	Baidu Inc. Class A	918,499	15,876
*	Contemporary Amperex Technology Co. Ltd. Class A	113,600	8,632
*	XPeng Inc. Class A ADR	296,216	7,236
			50,486
France (4.3%)
	STMicroelectronics NV	1,016,089	38,452
	Rubis SCA	830,232	20,292
			58,744
Germany (1.4%)
	Bayer AG (Registered)	333,267	19,440
India (4.8%)
	Power Grid Corp. of India Ltd.	24,170,822	65,456
		Shares	Market Value• ($000)
Italy (1.7%)
	UniCredit SpA	2,313,397	22,879
Japan (2.0%)
	Mitsubishi UFJ Financial Group Inc.	2,247,800	12,665
	T&D Holdings Inc.	711,540	8,053
	Panasonic Holdings Corp.	793,400	6,551
			27,269
South Korea (1.5%)
*	Coupang Inc. Class A	1,144,625	19,791
Spain (1.2%)
*,1	Grifols SA	1,142,445	16,670
Sweden (1.5%)
	SKF AB Class B	1,252,691	21,082
Switzerland (2.4%)
	Novartis AG (Registered)	373,666	32,109
United Kingdom (21.5%)
*	Glencore plc	16,923,095	95,915
	Anglo American plc	1,303,992	47,133
	Unilever plc	811,595	39,527
[1]	Rio Tinto plc ADR	567,573	34,639
	Serco Group plc	10,766,538	24,770
	Standard Chartered plc	2,917,552	20,110
*	Babcock International Group plc	4,009,566	16,768
	Centamin plc	13,244,415	13,391
			292,253
United States (30.7%)
	American Electric Power Co. Inc.	712,474	70,221
	BWX Technologies Inc.	1,201,722	68,114
	Medical Properties Trust Inc.	2,496,769	43,044
	Viper Energy Partners LP	1,212,762	37,280
*	Enstar Group Ltd.	175,285	34,692
*	Livent Corp.	1,174,668	29,238
*	Fluor Corp.	1,085,118	27,573
	Schlumberger NV	714,535	26,459
	Intel Corp.	668,161	24,261
4

Global Capital Cycles Fund
		Shares	Market Value• ($000)
	Merck & Co. Inc.	267,474	23,896
*	Salesforce Inc.	75,516	13,897
	Mosaic Co.	205,876	10,841
*	Diamond Offshore Drilling Inc.	1,165,041	7,864
*	Metals Acquisition Corp. Warrants Exp. 7/12/26	330,300	139
			417,519
Total Common Stocks (Cost $1,276,855)			1,345,929
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[3,4]	Vanguard Market Liquidity Fund, 1.903% (Cost $39,342)	393,596	39,344
Total Investments (101.9%) (Cost $1,316,197)			1,385,273
Other Assets and Liabilities—Net (-1.9%)			(26,321)
Net Assets (100%)			1,358,952
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,395,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $9,242,000, representing 0.7% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $35,196,000 was received for securities on loan, of which $35,180,000 is held in Vanguard Market Liquidity Fund and $16,000 is held in cash.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Capital Cycles Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,276,855)	1,345,929
Affiliated Issuers (Cost $39,342)	39,344
Total Investments in Securities	1,385,273
Investment in Vanguard	52
Cash	16
Foreign Currency, at Value (Cost $213)	208
Receivables for Investment Securities Sold	18,243
Receivables for Accrued Income	637
Receivables for Capital Shares Issued	1,558
Total Assets	1,405,987
Liabilities
Due to Custodian	1,108
Payables for Investment Securities Purchased	6,775
Collateral for Securities on Loan	35,196
Payables for Capital Shares Redeemed	642
Payables to Investment Advisor	674
Payables to Vanguard	132
Deferred Foreign Capital Gains Taxes	2,508
Total Liabilities	47,035
Net Assets	1,358,952
1 Includes $33,395 of securities on loan.
At July 31, 2022, net assets consisted of:

Paid-in Capital	3,387,659
Total Distributable Earnings (Loss)	(2,028,707)
Net Assets	1,358,952

Net Assets
Applicable to 124,857,428 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,358,952
Net Asset Value Per Share	$10.88
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Capital Cycles Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Dividends[1]	25,872
Non-Cash Dividends	5,209
Interest[2]	110
Securities Lending—Net	103
Total Income	31,294
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,060
Performance Adjustment	307
The Vanguard Group—Note C
Management and Administrative	1,569
Marketing and Distribution	44
Custodian Fees	24
Shareholders’ Reports	25
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	3,034
Net Investment Income	28,260
Realized Net Gain (Loss)
Investment Securities Sold[2]	70,888
Foreign Currencies	(469)
Realized Net Gain (Loss)	70,419
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	(155,940)
Foreign Currencies	(55)
Change in Unrealized Appreciation (Depreciation)	(155,995)
Net Increase (Decrease) in Net Assets Resulting from Operations	(57,316)
1	Dividends are net of foreign withholding taxes of $1,861,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $110,000, ($24,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($597,000).
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Capital Cycles Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,260	43,390
Realized Net Gain (Loss)	70,419	166,516
Change in Unrealized Appreciation (Depreciation)	(155,995)	41,453
Net Increase (Decrease) in Net Assets Resulting from Operations	(57,316)	251,359
Distributions
Total Distributions	(2,167)	(42,400)
Capital Share Transactions
Issued	242,675	228,666
Issued in Lieu of Cash Distributions	1,861	36,640
Redeemed	(185,599)	(296,930)
Net Increase (Decrease) from Capital Share Transactions	58,937	(31,624)
Total Increase (Decrease)	(546)	177,335
Net Assets
Beginning of Period	1,359,498	1,182,163
End of Period	1,358,952	1,359,498
See accompanying Notes, which are an integral part of the Financial Statements.
8

Global Capital Cycles Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.28	$9.57	$7.97	$7.62	$10.57	$10.74
Investment Operations
Net Investment Income[1]	.224	.356	.197	.212	.122	.049
Net Realized and Unrealized Gain (Loss) on Investments	(.607)	1.715	1.597	.337	(2.858)	(.217)
Total from Investment Operations	(.383)	2.071	1.794	.549	(2.736)	(.168)
Distributions
Dividends from Net Investment Income	(.017)	(.361)	(.194)	(.199)	(.214)	(.002)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.017)	(.361)	(.194)	(.199)	(.214)	(.002)
Net Asset Value, End of Period	$10.88	$11.28	$9.57	$7.97	$7.62	$10.57
Total Return[2]	-3.41%	21.74%	22.63%	7.11%	-26.17%	-1.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,359	$1,359	$1,182	$1,212	$1,399	$2,568
Ratio of Total Expenses to Average Net Assets[3]	0.42%	0.36%	0.35%	0.38%	0.33%	0.36%
Ratio of Net Investment Income to Average Net Assets	3.90%	3.28%	2.43%	2.68%	1.38%	0.47%
Portfolio Turnover Rate	32%	57%	70%	56%	110%	35%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.04%, (0.01%), (0.03%), 0.00%, (0.04%), and 0.00%.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Global Capital Cycles Fund
Notes to Financial Statements
Vanguard Global Capital Cycles Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10

Global Capital Cycles Fund
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
11

Global Capital Cycles Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the Custom Global Capital Cycles Index since January 31, 2019. For the six months ended July 31, 2022, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net increase of $307,000 (0.04%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $52,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
12

Global Capital Cycles Fund
The following table summarizes the market value of the fund's investments as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	669,430	—	—	669,430
Common Stocks—Other	84,202	592,297	—	676,499
Temporary Cash Investments	39,344	—	—	39,344
Total	792,976	592,297	—	1,385,273
E.  As of July 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,316,197
Gross Unrealized Appreciation	193,629
Gross Unrealized Depreciation	(124,553)
Net Unrealized Appreciation (Depreciation)	69,076
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2022, the fund had available capital losses totaling $2,193,799,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended July 31, 2022, the fund purchased $561,565,000 of investment securities and sold $445,888,000 of investment securities, other than temporary cash investments.
G.  Capital shares issued and redeemed were:
	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	Shares (000)	Shares (000)
Issued	20,393	21,067
Issued in Lieu of Cash Distributions	150	3,333
Redeemed	(16,213)	(27,397)
Net Increase (Decrease) in Shares Outstanding	4,330	(2,997)
H.  Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.
13

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Capital Cycles Fund (formerly known as Vanguard Precious Metals and Mining Fund) has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s investment advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since Wellington Management began managing the fund in September 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The advisor follows a global equity strategy that seeks to provide investors with uncorrelated returns to other asset classes through a blend of capital cycle and enduring assets. Identification of potential investments begins with the capital cycles framework, which seeks companies that are positioned to succeed through unique and superior business models and healthy balance sheets in sectors and industries where there is capital destruction, consolidation, or retrenchment of investment. Valuation and quality factors such as discount to intrinsic value, cash generation, capital expenditure, and future capital deployment opportunities are considered.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the performance of Wellington Management since it began managing the fund in 2018, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
14

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
15

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Capital Cycles Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
16

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q532 092022

Semiannual Report   |   July 31, 2022
Vanguard Health Care Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	19
Liquidity Risk Management	21

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2022
	Beginning Account Value 1/31/2022	Ending Account Value 7/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Health Care Fund
Investor Shares	$1,000.00	$1,025.80	$1.61
Admiral™ Shares	1,000.00	1,026.10	1.36
Based on Hypothetical 5% Yearly Return
Health Care Fund
Investor Shares	$1,000.00	$1,023.21	$1.61
Admiral Shares	1,000.00	1,023.46	1.35
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.32% for Investor Shares and 0.27% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Health Care Fund
Fund Allocation
As of July 31, 2022
United States	72.9%
Japan	8.7
United Kingdom	6.3
Switzerland	5.2
Belgium	3.0
Denmark	2.0
China	1.1
Other	0.8
The table reflects the fund’s investments, except for short-term investments.
3

Health Care Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.1%)
Belgium (2.9%)
[1]	UCB SA	10,288,169	803,905
*	Argenx SE	1,377,888	503,344
*	Galapagos NV	1,175,458	59,636
			1,366,885
Brazil (0.0%)
[2]	Hapvida Participacoes e Investimentos SA	8,909,471	10,607
China (1.0%)
[2]	WuXi AppTec Co. Ltd. Class H	9,838,416	119,184
*	Legend Biotech Corp. ADR	1,483,204	70,067
*,2	Wuxi Biologics Cayman Inc.	6,756,200	64,671
*	Zai Lab Ltd.	14,229,400	58,277
	Yifeng Pharmacy Chain Co. Ltd. Class A	6,945,794	53,403
*	Zai Lab Ltd. ADR	1,085,794	44,007
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	24,872,000	31,111
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	452,517	19,479
*,2	Remegen Co. Ltd. Class H	2,409,000	13,791
*,2	Akeso Inc.	3,657,000	9,785
*,2	Everest Medicines Ltd.	2,139,500	4,430
			488,205
Denmark (2.0%)
*	Genmab A/S	2,088,852	743,256
*	Genmab A/S ADR	3,150,246	112,212
*,3	Ascendis Pharma A/S ADR	942,809	80,638
			936,106
Germany (0.0%)
*	MorphoSys AG	883,482	19,643
Italy (0.3%)
	DiaSorin SpA	552,359	76,801
	Amplifon SpA	1,439,109	47,589
			124,390
		Shares	Market Value• ($000)
Japan (8.6%)
	Daiichi Sankyo Co. Ltd.	45,692,990	1,211,537
[1]	Eisai Co. Ltd.	17,856,177	817,721
	Astellas Pharma Inc.	44,471,600	696,487
	Ono Pharmaceutical Co. Ltd.	19,628,460	551,931
	Chugai Pharmaceutical Co. Ltd.	11,038,000	310,089
	Terumo Corp.	8,498,900	290,183
	Nippon Shinyaku Co. Ltd.	1,977,800	122,409
	Asahi Intecc Co. Ltd.	2,023,500	37,435
			4,037,792
Netherlands (0.4%)
	Koninklijke Philips NV	10,091,245	208,851
Spain (0.1%)
	Almirall SA	3,142,775	30,343
Switzerland (5.1%)
	Novartis AG (Registered)	21,530,502	1,850,109
	Alcon Inc.	3,393,208	267,059
	Lonza Group AG (Registered)	352,632	214,313
	Tecan Group AG (Registered)	203,082	72,122
			2,403,603
United Kingdom (6.2%)
	AstraZeneca plc	19,803,082	2,604,923
	Hikma Pharmaceuticals plc	6,910,934	146,076
*,3	Abcam plc ADR	5,880,982	87,862
	Genus plc	1,004,385	34,785
*	Abcam plc	1,281,015	19,145
			2,892,791
United States (71.5%)
	UnitedHealth Group Inc.	6,341,208	3,439,091
	Eli Lilly & Co.	8,418,102	2,775,364
	Pfizer Inc.	54,285,423	2,741,957
	Bristol-Myers Squibb Co.	19,516,668	1,439,940
	Elevance Health Inc.	2,851,578	1,360,488
	Danaher Corp.	4,344,265	1,266,223
*	Vertex Pharmaceuticals Inc.	4,412,004	1,237,170
	Thermo Fisher Scientific Inc.	2,024,414	1,211,430
*	Boston Scientific Corp.	29,297,185	1,202,649
	Stryker Corp.	5,344,795	1,147,795
*	Biogen Inc.	5,192,274	1,116,650
4

Health Care Fund
		Shares	Market Value• ($000)
	Humana Inc.	2,186,329	1,053,811
*	Edwards Lifesciences Corp.	9,131,833	918,114
*	Regeneron Pharmaceuticals Inc.	1,533,348	891,933
*	Centene Corp.	8,630,836	802,409
*	Seagen Inc.	4,431,828	797,640
*	Alnylam Pharmaceuticals Inc.	5,036,278	715,353
*	Incyte Corp.	9,000,425	699,153
	Zoetis Inc.	3,528,663	644,157
*	Moderna Inc.	3,816,417	626,236
	Baxter International Inc.	10,552,096	618,986
	HCA Healthcare Inc.	2,874,896	610,685
*	Insulet Corp.	2,003,249	496,405
	Agilent Technologies Inc.	3,576,445	479,601
	Laboratory Corp. of America Holdings	1,485,818	389,567
*	IQVIA Holdings Inc.	1,559,767	374,765
*,3	agilon health Inc.	12,060,922	301,885
*	Waters Corp.	811,122	295,273
	Teleflex Inc.	1,217,493	292,758
*	Align Technology Inc.	993,443	279,128
*	DexCom Inc.	3,102,951	254,690
*	Sarepta Therapeutics Inc.	2,273,611	211,332
*	Illumina Inc.	946,867	205,167
*	Molina Healthcare Inc.	584,853	191,668
	Universal Health Services Inc. Class B	1,622,122	182,440
*	Apellis Pharmaceuticals Inc.	3,222,912	181,385
*	Acadia Healthcare Co. Inc.	1,832,464	151,930
*	Syneos Health Inc.	1,911,256	151,257
	Royalty Pharma plc Class A	3,053,455	132,795
*	Exact Sciences Corp.	2,807,222	126,606
	Viatris Inc.	12,951,732	125,502
*,1	Ironwood Pharmaceuticals Inc. Class A	10,902,066	124,829
*	Intra-Cellular Therapies Inc.	2,295,196	124,216
*	Alkermes plc	4,619,968	118,271
*,1	Agios Pharmaceuticals Inc.	5,148,413	111,051
*	Mirati Therapeutics Inc.	1,723,798	111,013
*	Oak Street Health Inc.	2,978,154	86,217
*	Cytokinetics Inc.	1,678,045	71,032
*	Karuna Therapeutics Inc.	514,899	67,066
*	Blueprint Medicines Corp.	1,306,248	66,697
	Encompass Health Corp.	1,118,557	56,621
*	PTC Therapeutics Inc.	1,235,744	53,817
*	Glaukos Corp.	934,746	50,336
*	Amedisys Inc.	408,358	48,942
*	Ultragenyx Pharmaceutical Inc.	900,000	47,952
*,1	Nektar Therapeutics Class A	11,383,721	45,079
*	REVOLUTION Medicines Inc.	1,881,501	42,503
*	Reata Pharmaceuticals Inc. Class A	1,237,211	37,958
*	Amicus Therapeutics Inc.	3,307,491	32,943
*,1	2seventy bio Inc.	2,046,666	29,451
*	Sage Therapeutics Inc.	772,758	26,591
		Shares	Market Value• ($000)
*,1	Bluebird Bio Inc.	4,897,789	19,836
*	TG Therapeutics Inc.	3,066,304	18,367
*	NanoString Technologies Inc.	1,416,596	18,132
*	Rocket Pharmaceuticals Inc.	1,199,337	17,390
*	Relay Therapeutics Inc.	909,447	17,298
	Enhabit Inc.	559,278	9,793
*	ALX Oncology Holdings Inc.	978,377	9,471
			33,604,260
Total Common Stocks (Cost $28,617,347)			46,123,476
Temporary Cash Investments (2.0%)
Money Market Fund (0.0%)
[4,5]	Vanguard Market Liquidity Fund 1.903%	53,511	5,349
		Face Amount ($000)
Repurchase Agreements (1.1%)
	Bank of America Securities, LLC, 2.300%, 8/1/22 (Dated 7/29/22, Repurchase Value $29,406,000, collateralized by Ginnie Mae 2.000%–3.000%, 6/20/50–1/20/52, with a value of $29,988,000)	29,400	29,400
	Bank of Nova Scotia, 2.250%, 8/1/22 (Dated 7/29/22, Repurchase Value $20,004,000, collateralized by U.S. Treasury Note/Bond 0.250%–3.000%, 3/15/24–2/15/48, with a value of $20,404,000)	20,000	20,000
	Barclays Capital Inc., 2.220%, 8/1/22 (Dated 7/29/22, Repurchase Value $51,910,000, collateralized by U.S. Treasury Note/Bond 2.625%, 5/31/27, with a value of $52,938,000)	51,900	51,900

5

Health Care Fund
	Face Amount ($000)	Market Value• ($000)
BNP Paribas Securities Corp., 2.280%, 8/1/22 (Dated 7/29/22, Repurchase Value $22,604,000, collateralized by Fannie Mae 2.918%–6.020%, 10/1/33–5/1/52, Freddie Mac 4.500%, 7/1/52, and Ginnie Mae 2.500%, 10/20/51, with a value of $23,052,000)	22,600	22,600
Credit Agricole Securities, 2.220%, 8/1/22 (Dated 7/29/22, Repurchase Value $60,711,000, collateralized by U.S. Treasury Note/Bond 2.875%, 5/15/52, with a value of $61,914,000)	60,700	60,700
HSBC Bank USA, 2.240%, 8/1/22 (Dated 7/29/22, Repurchase Value $25,205,000, collateralized by U.S. Treasury Note/Bond 2.125%–2.250%, 5/31/26–5/15/41, with a value of $25,704,000)	25,200	25,200
HSBC Bank USA, 2.300%, 8/1/22 (Dated 7/29/22, Repurchase Value $41,108,000, collateralized by Fannie Mae 2.500%–4.500%, 3/1/44–6/1/52, and Freddie Mac 3.000%–5.500%, 3/1/52–7/1/52, with a value of $41,922,000)	41,100	41,100
Natixis SA, 2.220%, 8/1/22 (Dated 7/29/22, Repurchase Value $195,236,000, collateralized by Federal Home Loan Bank 2.080%–2.840%, 1/27/42–9/25/45, U.S. Treasury Bill 0.000%, 10/20/22, U.S. Treasury Inflation Indexed Note/Bond 2.461%, 4/30/24, and U.S. Treasury Note/Bond 0.250%–4.500%, 1/31/23–5/15/52, with a value of $199,104,000)	195,200	195,200
	Face Amount ($000)	Market Value• ($000)
Nomura International plc, 2.250%, 8/1/22 (Dated 7/29/22, Repurchase Value $23,604,000, collateralized by U.S. Treasury Note/Bond 2.000%–2.250%, 11/15/24–2/15/50, with a value of $24,072,000)	23,600	23,600
RBC Capital Markets LLC, 2.280%, 8/1/22 (Dated 7/29/22, Repurchase Value $52,110,000, collateralized by U.S. Treasury Note/Bond 0.750%, 5/31/26, with a value of $53,142,000)	52,100	52,100
		521,800
U.S. Government and Agency Obligations (0.9%)
Federal Home Loan Banks Discount Notes, 1.486%–1.487%, 8/09/22	100,000	99,954
Federal Home Loan Banks Discount Notes, 1.500%, 8/11/22	150,000	149,914
United States Cash Management Bill, 1.121%, 9/13/22	19,955	19,903
United States Cash Management Bill, 2.620%, 11/29/22	75,000	74,348

6

Health Care Fund
	Face Amount ($000)	Market Value• ($000)
United States Treasury Bill, 0.885%, 8/11/22	100,000	99,942
		444,061
Total Temporary Cash Investments (Cost $971,288)		971,210
Total Investments (100.1%) (Cost $29,588,635)		47,094,686
Other Assets and Liabilities—Net (-0.1%)		(62,691)
Net Assets (100%)		47,031,995
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $222,468,000, representing 0.5% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,051,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $5,257,000 was received for securities on loan.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Health Care Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $27,050,845)	45,137,465
Affiliated Issuers (Cost $2,537,790)	1,957,221
Total Investments in Securities	47,094,686
Investment in Vanguard	1,742
Cash	2,993
Foreign Currency, at Value (Cost $1,483)	1,357
Receivables for Investment Securities Sold	68,637
Receivables for Accrued Income	79,724
Receivables for Capital Shares Issued	5,881
Total Assets	47,255,020
Liabilities
Payables for Investment Securities Purchased	185,172
Collateral for Securities on Loan	5,257
Payables to Investment Advisor	16,048
Payables for Capital Shares Redeemed	13,531
Payables to Vanguard	3,017
Total Liabilities	223,025
Net Assets	47,031,995
1 Includes $5,051 of securities on loan.
At July 31, 2022, net assets consisted of:

Paid-in Capital	28,545,204
Total Distributable Earnings (Loss)	18,486,791
Net Assets	47,031,995

Investor Shares—Net Assets
Applicable to 35,627,660 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,424,465
Net Asset Value Per Share—Investor Shares	$208.39

Admiral Shares—Net Assets
Applicable to 450,697,541 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,607,530
Net Asset Value Per Share—Admiral Shares	$87.88

See accompanying Notes, which are an integral part of the Financial Statements.
8

Health Care Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	300,789
Dividends—Affiliated Issuers[2]	21,965
Interest—Unaffiliated Issuers	2,462
Securities Lending—Net	1,145
Total Income	326,361
Expenses
Investment Advisory Fees—Note B
Basic Fee	33,708
Performance Adjustment	(3,084)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	6,629
Management and Administrative—Admiral Shares	26,461
Marketing and Distribution—Investor Shares	206
Marketing and Distribution—Admiral Shares	486
Custodian Fees	372
Shareholders’ Reports—Investor Shares	69
Shareholders’ Reports—Admiral Shares	67
Trustees’ Fees and Expenses	12
Other Expenses	5
Total Expenses	64,931
Expenses Paid Indirectly	(16)
Net Expenses	64,915
Net Investment Income	261,446
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	1,025,878
Investment Securities Sold—Affiliated Issuers	(184,969)
Foreign Currencies	(1,835)
Realized Net Gain (Loss)	839,074
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	343,665
Investment Securities—Affiliated Issuers	(245,033)
Foreign Currencies	(2,452)
Change in Unrealized Appreciation (Depreciation)	96,180
Net Increase (Decrease) in Net Assets Resulting from Operations	1,196,700
1	Dividends are net of foreign withholding taxes of $16,752,000.
2	Dividends are net of foreign withholding taxes of $3,186,000.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Health Care Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	261,446	430,364
Realized Net Gain (Loss)	839,074	4,838,005
Change in Unrealized Appreciation (Depreciation)	96,180	(2,985,233)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,196,700	2,283,136
Distributions
Investor Shares	(272,400)	(650,696)
Admiral Shares	(1,454,452)	(3,443,247)
Total Distributions	(1,726,852)	(4,093,943)
Capital Share Transactions
Investor Shares	18,917	(610,620)
Admiral Shares	116,004	737,980
Net Increase (Decrease) from Capital Share Transactions	134,921	127,360
Total Increase (Decrease)	(395,231)	(1,683,447)
Net Assets
Beginning of Period	47,427,226	49,110,673
End of Period	47,031,995	47,427,226

See accompanying Notes, which are an integral part of the Financial Statements.
10

Health Care Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$210.54	$218.60	$204.57	$203.34	$215.96	$189.88
Investment Operations
Net Investment Income[1]	1.111	1.869	2.005	2.506	2.375	2.162
Net Realized and Unrealized Gain (Loss) on Investments	4.457	8.949	29.203	23.326	2.489	38.929
Total from Investment Operations	5.568	10.818	31.208	25.832	4.864	41.091
Distributions
Dividends from Net Investment Income	(.124)	(1.951)	(1.886)	(2.428)	(2.323)	(2.059)
Distributions from Realized Capital Gains	(7.594)	(16.927)	(15.292)	(22.174)	(15.161)	(12.952)
Total Distributions	(7.718)	(18.878)	(17.178)	(24.602)	(17.484)	(15.011)
Net Asset Value, End of Period	$208.39	$210.54	$218.60	$204.57	$203.34	$215.96
Total Return[2]	2.58%	4.48%	16.16%	13.16%	2.76%	22.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,424	$7,493	$8,342	$8,729	$8,850	$9,853
Ratio of Total Expenses to Average Net Assets[3]	0.32%[4]	0.30%	0.32%	0.32%	0.34%	0.38%
Ratio of Net Investment Income to Average Net Assets	1.09%	0.82%	0.95%	1.25%	1.12%	1.02%
Portfolio Turnover Rate	8%	15%	18%	18%	16%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.04%), (0.01%), (0.02%), 0.00%, and 0.04%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.32%.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Health Care Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$88.77	$92.17	$86.27	$85.75	$91.08	$80.09
Investment Operations
Net Investment Income[1]	.490	.830	.883	1.097	1.036	.938
Net Realized and Unrealized Gain (Loss) on Investments	1.885	3.780	12.316	9.844	1.057	16.436
Total from Investment Operations	2.375	4.610	13.199	10.941	2.093	17.374
Distributions
Dividends from Net Investment Income	(.063)	(.870)	(.849)	(1.068)	(1.027)	(.920)
Distributions from Realized Capital Gains	(3.202)	(7.140)	(6.450)	(9.353)	(6.396)	(5.464)
Total Distributions	(3.265)	(8.010)	(7.299)	(10.421)	(7.423)	(6.384)
Net Asset Value, End of Period	$87.88	$88.77	$92.17	$86.27	$85.75	$91.08
Total Return[2]	2.61%	4.53%	16.21%	13.22%	2.81%	22.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,608	$39,934	$40,769	$38,126	$37,888	$39,214
Ratio of Total Expenses to Average Net Assets[3]	0.27%[4]	0.25%	0.27%	0.27%	0.28%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.13%	0.86%	0.99%	1.30%	1.18%	1.07%
Portfolio Turnover Rate	8%	15%	18%	18%	16%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.04%), (0.01%), (0.02%), 0.00%, and 0.04%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.27%.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Health Care Fund
Notes to Financial Statements
Vanguard Health Care Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master
13

Health Care Fund
repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
14

Health Care Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI All Country World Health Care Index for the preceding three years. For the six months ended July 31, 2022, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net decrease of $3,084,000 (0.01%) based on performance.
15

Health Care Fund
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,742,000, representing less than 0.01% of the fund’s net assets and 0.70% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended July 31, 2022, these arrangements reduced the fund’s expenses by $16,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	33,614,867	—	—	33,614,867
Common Stocks—Other	394,786	12,113,823	—	12,508,609
Temporary Cash Investments	5,349	965,861	—	971,210
Total	34,015,002	13,079,684	—	47,094,686
16

Health Care Fund
F.	As of July 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,706,461
Gross Unrealized Appreciation	20,781,534
Gross Unrealized Depreciation	(3,393,309)
Net Unrealized Appreciation (Depreciation)	17,388,225
G.	During the six months ended July 31, 2022, the fund purchased $3,533,136,000 of investment securities and sold $4,865,990,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	199,046	962	629,952	2,783
Issued in Lieu of Cash Distributions	255,615	1,203	609,552	2,709
Redeemed	(435,744)	(2,129)	(1,850,124)	(8,061)
Net Increase (Decrease)—Investor Shares	18,917	36	(610,620)	(2,569)
Admiral Shares
Issued	453,772	5,234	1,787,859	18,432
Issued in Lieu of Cash Distributions	1,284,039	14,337	3,027,419	31,867
Redeemed	(1,621,807)	(18,710)	(4,077,298)	(42,774)
Net Increase (Decrease)—Admiral Shares	116,004	861	737,980	7,525
17

Health Care Fund
I.	Certain of the fund’s investments were in companies that were considered to be affiliated companies of the fund because the fund owned more than 5% of the outstanding voting securities of the company or the issuer was another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2022 Market Value ($000)
2seventy bio Inc.	38,211	—	—	—	(8,760)	—	—	29,451
Agios Pharmaceuticals Inc.	159,034	—	—	—	(47,983)	—	—	111,051
Alkermes plc	301,083	—	201,154	(86,001)	104,343	—	—	NA1
Bluebird Bio Inc.	48,445	—	5,159	(113,062)	89,612	—	—	19,836
Eisai Co. Ltd.	894,327	—	—	—	(76,606)	10,553	—	817,721
Ironwood Pharmaceuticals Inc. Class A	121,558	—	—	—	3,271	—	—	124,829
Nektar Therapeutics Class A	126,587	—	—	—	(81,508)	—	—	45,079
UCB SA	1,018,749	45,278	46,817	14,097	(227,402)	11,412	—	803,905
Vanguard Market Liquidity Fund	4,711	NA2	NA2	(3)	—	—	—	5,349
Total	2,712,705	45,278	253,130	(184,969)	(245,033)	21,965	—	1,957,221
1	Not applicable—at July 31, 2022, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.
18

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Health Care Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager is aided by a team of experienced Global Industry Analysts who cover health care industries. This health care team uses intensive fundamental analysis and deep knowledge of health care science and technology to identify companies with high-quality balance sheets, strong management, and the potential for new products that will lead to above-average growth in revenue and earnings. The advisor invests in stocks broadly representing the health care industry, seeking to maintain exposure across five primary subsectors: large-cap biotech/pharmaceuticals, mid-cap biotech/pharmaceuticals, small-cap biotech/pharmaceuticals, health care services, and medical technology. Wellington Management has advised the fund since its inception in 1984.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
19

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
20

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Health Care Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
21

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q522 092022

Semiannual Report  |  July 31, 2022
Vanguard Real Estate Index Funds
Vanguard Real Estate Index Fund
Vanguard Real Estate II Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended July 31, 2022
	Beginning Account Value 1/31/2022	Ending Account Value 7/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Real Estate Index Fund
Investor Shares	$1,000.00	$ 939.70	$1.20
ETF Shares	1,000.00	940.50	0.58
Admiral™ Shares	1,000.00	940.60	0.58
Institutional Shares	1,000.00	940.50	0.48
Real Estate II Index Fund	$1,000.00	$ 940.70	$0.38
Based on Hypothetical 5% Yearly Return
Real Estate Index Fund
Investor Shares	$1,000.00	$1,023.56	$1.25
ETF Shares	1,000.00	1,024.20	0.60
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.30	0.50
Real Estate II Index Fund	$1,000.00	$1,024.40	$0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Real Estate Index Fund, 0.25% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.10% for Institutional Shares; and for the Real Estate II Index Fund, 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Real Estate Index Fund
Fund Allocation
As of July 31, 2022
Diversified Real Estate Activities	0.1%
Diversified REITs	2.7
Health Care REITs	8.1
Hotel & Resort REITs	2.6
Industrial REITs	11.8
Office REITs	5.9
Real Estate Development	0.2
Real Estate Operating Companies	0.5
Real Estate Services	4.0
Residential REITs	15.1
Retail REITs	11.3
Specialized REITs	37.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (95.2%)
Diversified REITs (2.4%)
	WP Carey Inc.	8,743,103	780,759
	STORE Capital Corp.	11,303,279	328,021
	Broadstone Net Lease Inc.	7,497,078	169,959
	Essential Properties Realty Trust Inc.	5,761,575	138,969
	Global Net Lease Inc.	4,765,303	71,908
	American Assets Trust Inc.	2,359,709	71,334
	Alexander & Baldwin Inc.	3,326,594	66,233
	Empire State Realty Trust Inc. Class A	6,595,841	56,263
	iStar Inc.	3,167,456	52,928
	Armada Hoffler Properties Inc.	3,084,492	43,738
	Gladstone Commercial Corp.	1,731,930	36,284
	One Liberty Properties Inc.	768,149	21,316
			1,837,712
Health Care REITs (7.1%)
	Welltower Inc.	19,766,417	1,706,632
	Ventas Inc.	18,324,532	985,493
	Healthpeak Properties Inc.	24,737,357	683,493
	Medical Properties Trust Inc.	27,375,325	471,951
[1]	Healthcare Realty Trust Inc. Class A	17,462,874	458,400
	Omega Healthcare Investors Inc.	10,967,903	340,005
	Physicians Realty Trust	10,318,085	183,352
	Sabra Health Care REIT Inc.	10,591,234	162,999
	National Health Investors Inc.	2,103,159	136,369
	CareTrust REIT Inc.	4,451,645	91,927
	LTC Properties Inc.	1,811,743	75,912
	Community Healthcare Trust Inc.	1,091,309	42,507
		Shares	Market Value• ($000)
	Global Medical REIT Inc.	2,797,902	34,079
	Universal Health Realty Income Trust	599,909	32,335
	Diversified Healthcare Trust	10,977,598	18,991
			5,424,445
Hotel & Resort REITs (2.3%)
	Host Hotels & Resorts Inc.	32,757,517	583,411
*	Ryman Hospitality Properties Inc.	2,399,581	212,459
	Park Hotels & Resorts Inc.	10,846,779	169,101
	Apple Hospitality REIT Inc.	9,946,332	165,905
	Pebblebrook Hotel Trust	6,031,229	117,971
*	Sunstone Hotel Investors Inc.	10,060,581	113,986
	RLJ Lodging Trust	7,640,761	95,433
*	DiamondRock Hospitality Co.	9,666,781	89,708
*	Xenia Hotels & Resorts Inc.	5,238,792	86,021
	Service Properties Trust	7,578,116	49,561
*	Summit Hotel Properties Inc.	4,873,237	38,255
*	Chatham Lodging Trust	2,123,237	25,819
			1,747,630
Industrial REITs (10.3%)
	Prologis Inc.	33,943,300	4,499,524
	Duke Realty Corp.	17,557,346	1,098,387
	Rexford Industrial Realty Inc.	7,363,812	481,667
	Americold Realty Trust Inc.	12,305,953	403,020
	EastGroup Properties Inc.	1,892,111	322,680
	First Industrial Realty Trust Inc.	6,044,767	314,026
	STAG Industrial Inc.	8,162,623	267,571
	Terreno Realty Corp.	3,462,935	216,953
	LXP Industrial Trust	13,102,576	143,735

Real Estate Index Fund
		Shares	Market Value• ($000)
	Innovative Industrial Properties Inc.	1,175,398	113,320
	Plymouth Industrial REIT Inc.	1,675,476	32,270
	Industrial Logistics Properties Trust	2,996,099	30,051
			7,923,204
Office REITs (5.2%)
	Alexandria Real Estate Equities Inc.	6,969,646	1,155,428
	Boston Properties Inc.	6,827,275	622,374
	Kilroy Realty Corp.	4,818,279	261,054
	Vornado Realty Trust	7,474,866	227,161
	Cousins Properties Inc.	6,820,035	210,398
	Douglas Emmett Inc.	8,060,010	190,539
	Highwoods Properties Inc.	4,811,285	171,137
[1]	SL Green Realty Corp.	2,970,817	147,501
*	Equity Commonwealth	5,187,537	145,510
	Corporate Office Properties Trust	5,152,111	145,032
	JBG SMITH Properties	5,265,596	133,957
	Hudson Pacific Properties Inc.	6,934,801	104,299
	Piedmont Office Realty Trust Inc. Class A	5,655,355	77,818
	Easterly Government Properties Inc. Class A	3,753,923	76,092
	Brandywine Realty Trust	7,852,004	73,416
	Paramount Group Inc.	8,039,427	63,110
*	Veris Residential Inc.	3,547,059	49,481
	Office Properties Income Trust	2,223,013	46,194
	Orion Office REIT Inc.	2,596,389	28,405
	City Office REIT Inc.	1,998,229	28,175
	Franklin Street Properties Corp.	4,764,019	18,056
*,2	New York REIT Liquidating LLC	1,208	14
			3,975,151
Other (11.7%)[3]
[4,5]	Vanguard Real Estate II Index Fund	376,527,417	8,978,201
Residential REITs (13.3%)
	AvalonBay Communities Inc.	6,410,351	1,371,430
	Equity Residential	15,780,906	1,237,065
	Invitation Homes Inc.	27,872,753	1,087,874
	Mid-America Apartment Communities Inc.	5,290,637	982,630
	Sun Communities Inc.	5,319,124	872,124
	Essex Property Trust Inc.	2,994,301	857,957
	UDR Inc.	14,598,581	706,571
	Camden Property Trust	4,507,068	635,947
	Equity LifeStyle Properties Inc.	8,102,334	595,684
		Shares	Market Value• ($000)
	American Homes 4 Rent Class A	13,300,847	503,836
	American Campus Communities Inc.	6,457,763	421,821
	Apartment Income REIT Corp. Class A	7,200,784	326,484
	Independence Realty Trust Inc.	10,136,076	225,021
[1]	Washington REIT	4,009,715	88,895
	NexPoint Residential Trust Inc.	1,054,907	70,193
	Centerspace	689,948	59,260
*	Apartment Investment & Management Co. Class A	6,986,166	58,125
	UMH Properties Inc.	2,269,252	48,358
	Bluerock Residential Growth REIT Inc. Class A	1,341,420	35,239
			10,184,514
Retail REITs (9.9%)
	Realty Income Corp.	27,123,565	2,006,873
	Simon Property Group Inc.	14,672,055	1,593,972
	Kimco Realty Corp.	28,285,568	625,394
	Regency Centers Corp.	7,074,635	455,819
	National Retail Properties Inc.	8,056,224	383,557
	Federal Realty OP LP	3,245,463	342,753
	Brixmor Property Group Inc.	13,661,702	316,678
	Agree Realty Corp.	3,269,938	260,254
	Spirit Realty Capital Inc.	5,859,542	259,812
	Kite Realty Group Trust	10,042,773	199,751
[1]	Phillips Edison & Co. Inc.	5,201,736	177,067
	SITE Centers Corp.	8,720,282	127,403
	Macerich Co.	9,771,519	103,676
	Retail Opportunity Investments Corp.	5,632,905	98,351
	InvenTrust Properties Corp.	3,089,122	88,565
	Urban Edge Properties	5,384,974	88,475
	Tanger Factory Outlet Centers Inc.	4,776,117	77,707
	Acadia Realty Trust	4,095,949	70,164
	Getty Realty Corp.	1,821,938	53,456
	Necessity Retail REIT Inc. Class A	5,959,018	46,421
	RPT Realty	3,894,414	42,332
	NETSTREIT Corp.	2,027,187	41,557
	Saul Centers Inc.	653,078	34,143
	Alexander's Inc.	105,398	25,665
	Urstadt Biddle Properties Inc. Class A	1,368,442	25,179
[1]	CBL & Associates Properties Inc.	582,322	17,930

Real Estate Index Fund
		Shares	Market Value• ($000)
	Urstadt Biddle Properties Inc.	16,032	299
*,2	Spirit MTA REIT	2,071,263	—
			7,563,253
Specialized REITs (33.0%)
	American Tower Corp.	20,911,134	5,663,362
	Crown Castle International Corp.	19,825,397	3,581,656
	Equinix Inc.	4,161,311	2,928,481
	Public Storage	7,229,976	2,359,936
	SBA Communications Corp.	4,989,735	1,675,503
	Digital Realty Trust Inc.	12,423,409	1,645,481
	VICI Properties Inc.	38,751,120	1,324,901
	Weyerhaeuser Co.	34,233,746	1,243,370
	Extra Space Storage Inc.	6,141,538	1,163,944
	Iron Mountain Inc.	13,294,309	644,641
	Gaming & Leisure Properties Inc.	10,786,938	560,813
	Life Storage Inc.	3,838,780	483,264
	CubeSmart	10,274,900	471,310
	Lamar Advertising Co. Class A	3,983,867	402,610
	Rayonier Inc.	6,668,165	251,723
	National Storage Affiliates Trust	3,974,179	217,944
	EPR Properties	3,438,679	185,035
	PotlatchDeltic Corp.	3,168,838	155,368
	Uniti Group Inc.	10,828,607	107,961
	Four Corners Property Trust Inc.	3,686,411	107,754
	Outfront Media Inc.	5,701,780	105,255
	Gladstone Land Corp.	1,489,480	40,380
	Safehold Inc.	778,981	33,216
			25,353,908
Total Equity Real Estate Investment Trusts (REITs) (Cost $61,679,101)			72,988,018
Real Estate Management & Development (4.2%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	1,485,517	62,422
	RMR Group Inc. Class A	710,180	20,531
			82,953
Real Estate Development (0.2%)
*	Howard Hughes Corp.	1,896,475	134,441
*	Forestar Group Inc.	908,355	12,572
			147,013
Real Estate Operating Companies (0.4%)
*	DigitalBridge Group Inc.	26,096,211	143,007
	Kennedy-Wilson Holdings Inc.	5,691,636	117,589
*,1	WeWork Inc.	8,090,688	38,593
		Shares	Market Value• ($000)
*	FRP Holdings Inc.	281,101	16,585
*,1	Seritage Growth Properties Class A	1,208,337	14,524
			330,298
Real Estate Services (3.5%)
*	CBRE Group Inc. Class A	15,350,876	1,314,342
*	Jones Lang LaSalle Inc.	2,288,175	436,286
*	Zillow Group Inc. Class C	7,545,311	263,180
*	Cushman & Wakefield plc	6,662,632	111,932
	Newmark Group Inc. Class A	8,772,362	100,005
*	Zillow Group Inc. Class A	2,828,387	98,994
*,1	Opendoor Technologies Inc.	18,585,684	91,256
*	Anywhere Real Estate Inc.	5,348,291	53,109
	Marcus & Millichap Inc.	1,184,121	48,454
[1]	eXp World Holdings Inc.	3,074,010	45,680
*,1	Compass Inc. Class A	10,313,029	39,396
*	Redfin Corp.	4,032,926	35,086
	RE/MAX Holdings Inc. Class A	861,455	21,829
	Douglas Elliman Inc.	3,211,035	19,266
*,1	Offerpad Solutions Inc.	2,638,342	5,567
*,1	Doma Holdings Inc.	4,472,970	3,319
			2,687,701
Total Real Estate Management & Development (Cost $4,119,341)			3,247,965

Real Estate Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[6,7] Vanguard Market Liquidity Fund, 1.903% (Cost $482,230)	4,824,316	482,239
Total Investments (100.0%) (Cost $66,280,672)		76,718,222
Other Assets and Liabilities—Net (0.0%)		(9,314)
Net Assets (100%)		76,708,908
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $84,190,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund. See accompanying financial statements for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $88,289,000 was received for securities on loan, of which $84,183,000 is held in Vanguard Market Liquidity Fund and $4,106,000 is held in cash.
REIT—Real Estate Investment Trust.

Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American Homes 4 Rent Class A	8/31/22	BANA	37,212	(1.809)	2,511	—
Digital Realty Trust Inc.	1/31/23	GSI	30,245	(2.153)	2,853	—
Digital Realty Trust Inc.	8/31/22	BANA	48,687	(1.797)	915	—
Equity Residential	8/31/22	BANA	14,444	(1.836)	1,339	—
Equity Residential	8/31/22	BANA	28,888	(1.813)	2,678	—
Redfin Corp.	1/31/23	GSI	3,059	(2.144)	—	(15)
Seritage Growth Properties Class A	1/31/23	GSI	4,312	(2.129)	446	—
Simon Property Group Inc.	1/31/23	GSI	38,544	(2.165)	4,894	—
VICI Properties Inc.	8/31/22	BANA	160,866	(2.234)	25,436	—
Welltower Inc.	8/31/22	BANA	61,764	(1.804)	2,910	—
					43,982	(15)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At July 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $17,357,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $58,590,407)	67,257,782
Affiliated Issuers (Cost $482,230)	482,239
Vanguard Real Estate II Index Fund (Cost $7,208,035)	8,978,201
Total Investments in Securities	76,718,222
Investment in Vanguard	2,409
Cash	4,106
Receivables for Investment Securities Sold	20,197
Receivables for Accrued Income	128,280
Receivables for Capital Shares Issued	18,678
Unrealized Appreciation—Over-the-Counter Swap Contracts	43,982
Total Assets	76,935,874
Liabilities
Due to Custodian	9,652
Payables for Investment Securities Purchased	102,763
Collateral for Securities on Loan	88,289
Payables for Capital Shares Redeemed	22,634
Payables to Vanguard	3,613
Unrealized Depreciation—Over-the-Counter Swap Contracts	15
Total Liabilities	226,966
Net Assets	76,708,908
1 Includes $84,190 of securities on loan.

Real Estate Index Fund
Statement of Assets and Liabilities (continued)
At July 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	66,875,970
Total Distributable Earnings (Loss)	9,832,938
Net Assets	76,708,908

Investor Shares—Net Assets
Applicable to 4,475,070 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	147,117
Net Asset Value Per Share—Investor Shares	$32.87

ETF Shares—Net Assets
Applicable to 413,914,080 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,954,284
Net Asset Value Per Share—ETF Shares	$98.94

Admiral Shares—Net Assets
Applicable to 170,284,766 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,878,936
Net Asset Value Per Share—Admiral Shares	$140.23

Institutional Shares—Net Assets
Applicable to 540,393,314 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,728,571
Net Asset Value Per Share—Institutional Shares	$21.70
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	1,063,139
Dividends—Affiliated Issuers	30,576
Dividends—Vanguard Real Estate II Index Fund	117,477
Interest—Affiliated Issuers	645
Securities Lending—Net	660
Total Income	1,212,497
Expenses
The Vanguard Group—Note B
Investment Advisory Services	887
Management and Administrative—Investor Shares	213
Management and Administrative—ETF Shares	22,748
Management and Administrative—Admiral Shares	12,902
Management and Administrative—Institutional Shares	5,143
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—ETF Shares	722
Marketing and Distribution—Admiral Shares	459
Marketing and Distribution—Institutional Shares	186
Custodian Fees	98
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	675
Shareholders’ Reports—Admiral Shares	173
Shareholders’ Reports—Institutional Shares	64
Trustees’ Fees and Expenses	20
Other Expenses	6
Total Expenses	44,303
Expenses Paid Indirectly	(23)
Net Expenses	44,280
Net Investment Income	1,168,217
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	45,697
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	1,688,874
Investment Securities Sold—Affiliated Issuers[2]	21,399
Investment Securities Sold—Vanguard Real Estate II Index Fund	—
Swap Contracts	(39,546)
Realized Net Gain (Loss)	1,716,424

Real Estate Index Fund
Statement of Operations (continued)
Six Months Ended July 31, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(7,655,293)
Investment Securities—Affiliated Issuers	204,832
Investment Securities—Vanguard Real Estate II Index Fund	(683,638)
Swap Contracts	43,967
Change in Unrealized Appreciation (Depreciation)	(8,090,132)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,205,491)
1	Includes $1,805,234,000 of net gain (loss) resulting from in-kind redemptions.
2	Includes $32,314,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,168,217	1,487,532
Realized Net Gain (Loss)	1,716,424	2,507,302
Change in Unrealized Appreciation (Depreciation)	(8,090,132)	14,077,791
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,205,491)	18,072,625
Distributions
Investor Shares	(1,879)	(3,637)
ETF Shares	(490,481)	(811,715)
Admiral Shares	(276,428)	(463,925)
Institutional Shares	(135,640)	(220,900)
Return of Capital
Investor Shares	—	(1,874)
ETF Shares	—	(418,428)
Admiral Shares	—	(239,147)
Institutional Shares	—	(113,871)
Total Distributions	(904,428)	(2,273,497)
Capital Share Transactions
Investor Shares	(33,562)	(35,113)
ETF Shares	(2,289,715)	6,252,486
Admiral Shares	(70,519)	1,052,588
Institutional Shares	490,722	221,639
Net Increase (Decrease) from Capital Share Transactions	(1,903,074)	7,491,600
Total Increase (Decrease)	(8,012,993)	23,290,728
Net Assets
Beginning of Period	84,721,901	61,431,173
End of Period	76,708,908	84,721,901
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$35.37	$28.23	$31.21	$27.69	$26.40	$27.38
Investment Operations
Net Investment Income[1]	.459	.602	.586	.719	.787	.761
Net Realized and Unrealized Gain (Loss) on Investments	(2.600)	7.475	(2.498)	3.801	1.639	(.614)
Total from Investment Operations	(2.141)	8.077	(1.912)	4.520	2.426	.147
Distributions
Dividends from Net Investment Income	(.359)	(.620)	(.624)	(.752)	(.851)	(.788)
Distributions from Realized Capital Gains	—	—	—	—	—	(.011)
Return of Capital	—	(.317)	(.444)	(.248)	(.285)	(.328)
Total Distributions	(.359)	(.937)	(1.068)	(1.000)	(1.136)	(1.127)
Net Asset Value, End of Period	$32.87	$35.37	$28.23	$31.21	$27.69	$26.40
Total Return[2]	-6.03%	28.73%	-5.88%	16.59%	9.53%	0.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$147	$196	$188	$243	$1,871	$2,143
Ratio of Total Expenses to Average Net Assets	0.25% [3]	0.26%	0.26%	0.26%	0.25%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.58%	1.77%	2.18%	2.48%	3.02%	2.87%
Portfolio Turnover Rate[4]	4%	7%	8%	6%	24%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$106.44	$84.96	$93.93	$83.36	$79.47	$82.43
Investment Operations
Net Investment Income[1]	1.470	1.960	1.889	2.335	2.487	2.499
Net Realized and Unrealized Gain (Loss) on Investments	(7.824)	22.486	(7.525)	11.379	4.934	(1.945)
Total from Investment Operations	(6.354)	24.446	(5.636)	13.714	7.421	.554
Distributions
Dividends from Net Investment Income	(1.146)	(1.943)	(1.947)	(2.364)	(2.646)	(2.458)
Distributions from Realized Capital Gains	—	—	—	—	—	(.034)
Return of Capital	—	(1.023)	(1.387)	(.780)	(.885)	(1.022)
Total Distributions	(1.146)	(2.966)	(3.334)	(3.144)	(3.531)	(3.514)
Net Asset Value, End of Period	$98.94	$106.44	$84.96	$93.93	$83.36	$79.47
Total Return	-5.95%	28.88%	-5.80%	16.70%	9.70%	0.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,954	$46,673	$32,064	$37,682	$30,857	$32,377
Ratio of Total Expenses to Average Net Assets	0.12% [2]	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.76%	1.90%	2.33%	2.60%	3.15%	3.01%
Portfolio Turnover Rate[3]	4%	7%	8%	6%	24%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$150.85	$120.40	$133.12	$118.14	$112.63	$116.83
Investment Operations
Net Investment Income[1]	2.096	2.761	2.677	3.315	3.507	3.538
Net Realized and Unrealized Gain (Loss) on Investments	(11.091)	31.890	(10.672)	16.121	7.008	(2.761)
Total from Investment Operations	(8.995)	34.651	(7.995)	19.436	10.515	.777
Distributions
Dividends from Net Investment Income	(1.625)	(2.770)	(2.759)	(3.350)	(3.751)	(3.483)
Distributions from Realized Capital Gains	—	—	—	—	—	(.048)
Return of Capital	—	(1.431)	(1.966)	(1.106)	(1.254)	(1.447)
Total Distributions	(1.625)	(4.201)	(4.725)	(4.456)	(5.005)	(4.978)
Net Asset Value, End of Period	$140.23	$150.85	$120.40	$133.12	$118.14	$112.63
Total Return[2]	-5.94%	28.91%	-5.74%	16.73%	9.69%	0.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,879	$25,764	$19,702	$23,274	$18,223	$17,757
Ratio of Total Expenses to Average Net Assets	0.12% [3]	0.12%	0.12%	0.12%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.78%	1.90%	2.33%	2.60%	3.16%	3.01%
Portfolio Turnover Rate[4]	4%	7%	8%	6%	24%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.35	$18.64	$20.60	$18.28	$17.43	$18.08
Investment Operations
Net Investment Income[1]	.328	.432	.421	.518	.543	.568
Net Realized and Unrealized Gain (Loss) on Investments	(1.724)	4.933	(1.646)	2.496	1.085	(.444)
Total from Investment Operations	(1.396)	5.365	(1.225)	3.014	1.628	.124
Distributions
Dividends from Net Investment Income	(.254)	(.432)	(.429)	(.522)	(.583)	(.542)
Distributions from Realized Capital Gains	—	—	—	—	—	(.007)
Return of Capital	—	(.223)	(.306)	(.172)	(.195)	(.225)
Total Distributions	(.254)	(.655)	(.735)	(.694)	(.778)	(.774)
Net Asset Value, End of Period	$21.70	$23.35	$18.64	$20.60	$18.28	$17.43
Total Return	-5.95%	28.91%	-5.68%	16.77%	9.70%	0.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,729	$12,089	$9,478	$10,027	$8,206	$8,176
Ratio of Total Expenses to Average Net Assets	0.10% [2]	0.10%	0.10%	0.10%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.81%	1.92%	2.37%	2.63%	3.18%	3.03%
Portfolio Turnover Rate[3]	4%	7%	8%	6%	24%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Notes to Financial Statements
Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary—in the stocks that make up the index. Vanguard Real Estate II Index Fund is the wholly owned subsidiary in which the fund has invested a portion of its assets. For additional financial information about the Real Estate II Index Fund, refer to the accompanying financial statements.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in affiliated Vanguard funds are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their

Real Estate Index Fund
performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings.

Real Estate Index Fund
While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Real Estate Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $2,409,000, representing less than 0.01% of the fund’s net assets and 0.96% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $23,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Real Estate Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	76,235,969	—	14	76,235,983
Temporary Cash Investments	482,239	—	—	482,239
Total	76,718,208	—	14	76,718,222

Derivative Financial Instruments
Assets
Swap Contracts	—	43,982	—	43,982
Liabilities
Swap Contracts	—	15	—	15
E.	As of July 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	66,532,469
Gross Unrealized Appreciation	16,444,842
Gross Unrealized Depreciation	(6,215,122)
Net Unrealized Appreciation (Depreciation)	10,229,720
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2022, the fund had available capital losses totaling $2,552,105,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2022, the fund purchased $6,666,599,000 of investment securities and sold $8,517,790,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,716,008,000 and $5,022,320,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2022, such purchases were $11,282,000 and sales were $2,771,000, resulting in net realized loss of $235,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Real Estate Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	8,183	239	40,853	1,192
Issued in Lieu of Cash Distributions	1,879	58	5,511	161
Redeemed	(43,624)	(1,361)	(81,477)	(2,463)
Net Increase (Decrease)—Investor Shares	(33,562)	(1,064)	(35,113)	(1,110)
ETF Shares
Issued	2,739,304	26,810	12,323,320	119,786
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,029,019)	(51,400)	(6,070,834)	(58,700)
Net Increase (Decrease)—ETF Shares	(2,289,715)	(24,590)	6,252,486	61,086
Admiral Shares
Issued	1,491,343	10,427	4,265,102	29,377
Issued in Lieu of Cash Distributions	242,660	1,768	616,726	4,188
Redeemed	(1,804,522)	(12,701)	(3,829,240)	(26,405)
Net Increase (Decrease)—Admiral Shares	(70,519)	(506)	1,052,588	7,160
Institutional Shares
Issued	1,257,128	57,103	2,230,405	98,845
Issued in Lieu of Cash Distributions	125,971	5,933	311,998	13,695
Redeemed	(892,377)	(40,438)	(2,320,764)	(103,325)
Net Increase (Decrease)—Institutional Shares	490,722	22,598	221,639	9,215

Real Estate Index Fund
H.Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2022 Market Value ($000)
Easterly Government Properties Inc.	90,343	5,544	16,623	(251)	(2,921)	2,164	—	NA [2]
Equity Commonwealth	NA [3]	10,687	27,803	(1,498)	12,511	—	—	NA [2]
Hudson Pacific Properties Inc.	NA [3]	11,338	17,834	(4,079)	(57,207)	3,572	—	NA [2]
Vanguard Market Liquidity Fund	147,613	NA [4]	NA [4]	(50)	(14)	645	—	482,239
Vanguard Real Estate II Index Fund	9,542,041	117,477	—	—	(683,638)	117,477	—	8,978,201
VICI Properties Inc.	NA [3,5]	488,161	282,110	27,277	252,463	24,840	—	NA [2]
Total	9,779,997	633,207	344,370	21,399	(478,806)	148,698	—	9,460,440
1	Does not include adjustments related to return of capital.
2	Not applicable—at July 31, 2022, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—at January 31, 2022, the issuer was not an affiliated company of the fund.
4	Not applicable—purchases and sales are for temporary cash investment purposes.
5	Not applicable—in April 2022, VICI Properties Inc. acquired MGM Growth Properties LLC.
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.

Real Estate II Index Fund
Fund Allocation
As of July 31, 2022
Diversified Real Estate Activities	0.1%
Diversified REITs	2.7
Health Care REITs	8.1
Hotel & Resort REITs	2.5
Industrial REITs	11.6
Office REITs	5.9
Real Estate Development	0.2
Real Estate Operating Companies	0.5
Real Estate Services	4.0
Residential REITs	15.2
Retail REITs	11.3
Specialized REITs	37.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Real Estate II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (95.0%)
Diversified REITs (2.7%)
WP Carey Inc.	1,158,931	103,493
STORE Capital Corp.	1,498,233	43,479
Broadstone Net Lease Inc.	993,672	22,527
Essential Properties Realty Trust Inc.	763,637	18,419
Global Net Lease Inc.	631,098	9,523
American Assets Trust Inc.	312,892	9,459
Alexander & Baldwin Inc.	440,954	8,779
Empire State Realty Trust Inc. Class A	874,766	7,462
iStar Inc.	420,079	7,019
Armada Hoffler Properties Inc.	409,794	5,811
Gladstone Commercial Corp.	229,328	4,804
One Liberty Properties Inc.	101,863	2,827
		243,602
Health Care REITs (8.1%)
Welltower Inc.	2,719,606	234,811
Ventas Inc.	2,429,055	130,635
Healthpeak Properties Inc.	3,279,150	90,603
Medical Properties Trust Inc.	3,628,739	62,559
Healthcare Realty Trust Inc. Class A	2,314,798	60,763
Omega Healthcare Investors Inc.	1,453,889	45,071
Physicians Realty Trust	1,367,537	24,301
Sabra Health Care REIT Inc.	1,403,911	21,606
National Health Investors Inc.	278,772	18,076
CareTrust REIT Inc.	590,124	12,186
LTC Properties Inc.	240,295	10,068
Community Healthcare Trust Inc.	144,816	5,641
Global Medical REIT Inc.	371,042	4,519
		Shares	Market Value• ($000)
	Universal Health Realty Income Trust	79,609	4,291
	Diversified Healthcare Trust	1,449,979	2,508
			727,638
Hotel & Resort REITs (2.5%)
	Host Hotels & Resorts Inc.	4,342,314	77,337
*	Ryman Hospitality Properties Inc.	318,097	28,164
	Apple Hospitality REIT Inc.	1,318,391	21,991
	Park Hotels & Resorts Inc.	1,037,833	16,180
	Pebblebrook Hotel Trust	799,484	15,638
*	Sunstone Hotel Investors Inc.	1,333,564	15,109
	RLJ Lodging Trust	1,012,853	12,650
*	DiamondRock Hospitality Co.	1,281,877	11,896
*	Xenia Hotels & Resorts Inc.	694,712	11,407
	Service Properties Trust	1,004,752	6,571
*	Summit Hotel Properties Inc.	647,605	5,084
*	Chatham Lodging Trust	280,859	3,415
			225,442
Industrial REITs (11.6%)
	Prologis Inc.	4,499,479	596,451
	Duke Realty Corp.	2,327,380	145,601
	Rexford Industrial Realty Inc.	976,154	63,850
	Americold Realty Trust Inc.	1,381,262	45,236
	EastGroup Properties Inc.	250,819	42,775
	First Industrial Realty Trust Inc.	801,263	41,625
	STAG Industrial Inc.	1,082,003	35,468
	Terreno Realty Corp.	459,057	28,760
	LXP Industrial Trust	1,736,639	19,051
	Innovative Industrial Properties Inc.	155,821	15,023
	Plymouth Industrial REIT Inc.	222,529	4,286
	Industrial Logistics Properties Trust	398,082	3,993
			1,042,119

Real Estate II Index Fund
		Shares	Market Value• ($000)
Office REITs (5.9%)
	Alexandria Real Estate Equities Inc.	923,884	153,161
	Boston Properties Inc.	905,004	82,500
	Kilroy Realty Corp.	638,690	34,604
	Vornado Realty Trust	990,820	30,111
	Cousins Properties Inc.	903,950	27,887
	Douglas Emmett Inc.	1,068,361	25,256
	Highwoods Properties Inc.	637,664	22,682
	SL Green Realty Corp.	393,738	19,549
*	Equity Commonwealth	687,473	19,284
	Corporate Office Properties Trust	682,859	19,222
	JBG SMITH Properties	697,898	17,755
	Hudson Pacific Properties Inc.	919,272	13,826
	Piedmont Office Realty Trust Inc. Class A	749,588	10,314
	Easterly Government Properties Inc. Class A	497,600	10,086
	Brandywine Realty Trust	1,040,730	9,731
	Paramount Group Inc.	1,066,693	8,374
*	Veris Residential Inc.	470,485	6,563
	Office Properties Income Trust	294,714	6,124
	Orion Office REIT Inc.	343,992	3,763
	City Office REIT Inc.	264,882	3,735
	Franklin Street Properties Corp.	633,398	2,401
			526,928
Residential REITs (15.2%)
	AvalonBay Communities Inc.	849,741	181,794
	Equity Residential	2,171,420	170,218
	Invitation Homes Inc.	3,694,748	144,206
	Mid-America Apartment Communities Inc.	701,313	130,255
	Sun Communities Inc.	705,091	115,607
	Essex Property Trust Inc.	396,917	113,729
	UDR Inc.	1,935,170	93,662
	Camden Property Trust	597,449	84,300
	Equity LifeStyle Properties Inc.	1,074,046	78,964
	American Homes 4 Rent Class A	1,902,291	72,059
	American Campus Communities Inc.	855,959	55,911
	Apartment Income REIT Corp. Class A	954,478	43,276
	Independence Realty Trust Inc.	1,343,606	29,828
	Washington REIT	531,381	11,781
	NexPoint Residential Trust Inc.	139,744	9,298
	Centerspace	91,356	7,846
*	Apartment Investment & Management Co. Class A	926,197	7,706
		Shares	Market Value• ($000)
	UMH Properties Inc.	300,645	6,407
	Bluerock Residential Growth REIT Inc. Class A	177,745	4,669
			1,361,516
Retail REITs (11.2%)
	Realty Income Corp.	3,595,410	266,024
	Simon Property Group Inc.	1,997,923	217,054
	Kimco Realty Corp.	3,749,466	82,901
	Regency Centers Corp.	937,819	60,424
	National Retail Properties Inc.	1,067,872	50,841
	Federal Realty OP LP	430,218	45,435
	Brixmor Property Group Inc.	1,810,950	41,978
	Agree Realty Corp.	433,430	34,497
	Spirit Realty Capital Inc.	776,693	34,439
	Kite Realty Group Trust	1,331,222	26,478
[1]	Phillips Edison & Co. Inc.	689,529	23,472
	SITE Centers Corp.	1,155,888	16,887
	Macerich Co.	1,295,245	13,743
	Retail Opportunity Investments Corp.	746,485	13,034
	InvenTrust Properties Corp.	409,468	11,739
	Urban Edge Properties	714,031	11,732
	Tanger Factory Outlet Centers Inc.	633,048	10,300
	Acadia Realty Trust	543,264	9,306
	Getty Realty Corp.	241,693	7,091
	Necessity Retail REIT Inc. Class A	789,954	6,154
	RPT Realty	514,604	5,594
	NETSTREIT Corp.	269,457	5,524
	Saul Centers Inc.	86,333	4,513
	Alexander's Inc.	13,988	3,406
	Urstadt Biddle Properties Inc. Class A	183,284	3,372
[1]	CBL & Associates Properties Inc.	77,067	2,373
*,2	Spirit MTA REIT	257,871	—
			1,008,311
Specialized REITs (37.8%)
	American Tower Corp.	2,771,941	750,725
	Crown Castle International Corp.	2,628,026	474,779
	Equinix Inc.	551,619	388,196
	Public Storage	958,397	312,830
	Digital Realty Trust Inc.	1,729,681	229,096
	SBA Communications Corp.	661,432	222,102
	VICI Properties Inc.	5,852,569	200,099
	Weyerhaeuser Co.	4,537,971	164,819
	Extra Space Storage Inc.	814,116	154,291
	Iron Mountain Inc.	1,762,257	85,452
	Gaming & Leisure Properties Inc.	1,429,876	74,339
	Life Storage Inc.	508,870	64,062

Real Estate II Index Fund
		Shares	Market Value• ($000)
	CubeSmart	1,362,038	62,477
	Lamar Advertising Co. Class A	528,094	53,369
	Rayonier Inc.	883,921	33,368
	National Storage Affiliates Trust	526,821	28,891
	EPR Properties	455,790	24,526
	PotlatchDeltic Corp.	420,033	20,594
	Uniti Group Inc.	1,435,498	14,312
	Four Corners Property Trust Inc.	488,552	14,281
	Outfront Media Inc.	755,826	13,953
	Gladstone Land Corp.	198,008	5,368
	Safehold Inc.	103,439	4,411
			3,396,340
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,717,716)			8,531,896
Real Estate Management & Development (4.8%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	196,789	8,269
	RMR Group Inc. Class A	94,242	2,724
			10,993
Real Estate Development (0.2%)
*	Howard Hughes Corp.	251,409	17,822
*	Forestar Group Inc.	120,847	1,673
			19,495
Real Estate Operating Companies (0.5%)
*	DigitalBridge Group Inc.	3,459,676	18,959
	Kennedy-Wilson Holdings Inc.	754,484	15,588
*,1	WeWork Inc.	1,071,100	5,109
*	Seritage Growth Properties Class A	213,098	2,561
*	FRP Holdings Inc.	37,335	2,203
			44,420
Real Estate Services (4.0%)
*	CBRE Group Inc. Class A	2,034,952	174,233
*	Jones Lang LaSalle Inc.	303,333	57,837
*	Zillow Group Inc. Class C	996,489	34,758
*	Cushman & Wakefield plc	883,283	14,839
		Shares	Market Value• ($000)
	Newmark Group Inc. Class A	1,162,909	13,257
*	Zillow Group Inc. Class A	378,600	13,251
*	Opendoor Technologies Inc.	2,463,977	12,098
*	Anywhere Real Estate Inc.	709,473	7,045
	Marcus & Millichap Inc.	156,652	6,410
[1]	eXp World Holdings Inc.	406,749	6,044
*	Compass Inc. Class A	1,366,823	5,221
*	Redfin Corp.	581,335	5,058
	RE/MAX Holdings Inc. Class A	114,441	2,900
	Douglas Elliman Inc.	424,547	2,547
*,1	Offerpad Solutions Inc.	348,555	735
*,1	Doma Holdings Inc.	581,481	432
			356,665
Total Real Estate Management & Development (Cost $511,284)			431,573
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 1.903% (Cost $26,840)	268,507	26,840
Total Investments (100.1%) (Cost $7,255,840)			8,990,309
Other Assets and Liabilities—Net (-0.1%)			(12,108)
Net Assets (100%)			8,978,201
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,847,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $14,336,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Real Estate II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Americold Realty Trust Inc.	1/31/23	GSI	7,788	(2.093)	396	—
Park Hotels & Resorts Inc.	1/31/23	GSI	5,544	(2.110)	690	—
					1,086	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At July 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,092,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,229,000)	8,963,469
Affiliated Issuers (Cost $26,840)	26,840
Total Investments in Securities	8,990,309
Investment in Vanguard	316
Receivables for Investment Securities Sold	1,218
Receivables for Accrued Income	16,915
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,086
Total Assets	9,009,844
Liabilities
Due to Custodian	1,218
Payables for Investment Securities Purchased	15,788
Collateral for Securities on Loan	14,336
Payables to Vanguard	301
Total Liabilities	31,643
Net Assets	8,978,201
1 Includes $13,847 of securities on loan.
At July 31, 2022, net assets consisted of:

Paid-in Capital	7,206,235
Total Distributable Earnings (Loss)	1,771,966
Net Assets	8,978,201

Net Assets
Applicable to 376,527,417 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,978,201
Net Asset Value Per Share	$23.84
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Dividends	142,749
Interest [1]	17
Securities Lending—Net	70
Total Income	142,836
Expenses
The Vanguard Group—Note B
Investment Advisory Services	618
Management and Administrative	2,872
Marketing and Distribution	79
Custodian Fees	13
Shareholders’ Reports	—
Trustees’ Fees and Expenses	2
Other Expenses	6
Total Expenses	3,590
Expenses Paid Indirectly	(1)
Net Expenses	3,589
Net Investment Income	139,247
Realized Net Gain (Loss)
Capital Gain Distributions Received	5,521
Investment Securities Sold[1]	14,480
Swap Contracts	(1,523)
Realized Net Gain (Loss)	18,478
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(722,651)
Swap Contracts	1,086
Change in Unrealized Appreciation (Depreciation)	(721,565)
Net Increase (Decrease) in Net Assets Resulting from Operations	(563,840)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17,000, ($6,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	139,247	176,897
Realized Net Gain (Loss)	18,478	53,384
Change in Unrealized Appreciation (Depreciation)	(721,565)	1,912,230
Net Increase (Decrease) in Net Assets Resulting from Operations	(563,840)	2,142,511
Distributions
Net Investment Income and/or Realized Capital Gains	(117,477)	(186,333)
Return of Capital	—	(76,790)
Total Distributions	(117,477)	(263,123)
Capital Share Transactions
Issued	—	—
Issued in Lieu of Cash Distributions	117,477	263,123
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	117,477	263,123
Total Increase (Decrease)	(563,840)	2,142,511
Net Assets
Beginning of Period	9,542,041	7,399,530
End of Period	8,978,201	9,542,041
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022		Year Ended January 31,			September 26, 2017[1] to January 31, 2018
		2022	2021	2020	2019
Net Asset Value, Beginning of Period	$25.69	$20.50	$22.64	$20.10	$19.17	$20.00
Investment Operations
Net Investment Income[2]	.373	.484	.471	.571	.611	.268
Net Realized and Unrealized Gain (Loss) on Investments	(1.908)	5.427	(1.808)	2.752	1.176	(.834)
Total from Investment Operations	(1.535)	5.911	(1.337)	3.323	1.787	(.566)
Distributions
Dividends from Net Investment Income	(.315)	(.477)	(.465)	(.590)	(.626)	(.225)
Distributions from Realized Capital Gains	—	(.034)	—	—	—	(.030)
Return of Capital	—	(.210)	(.338)	(.193)	(.231)	(.009)
Total Distributions	(.315)	(.721)	(.803)	(.783)	(.857)	(.264)
Net Asset Value, End of Period	$23.84	$25.69	$20.50	$22.64	$20.10	$19.17
Total Return	-5.93%	28.96%	-5.70%	16.78%	9.68%	-2.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,978	$9,542	$7,400	$7,848	$6,719	$6,126
Ratio of Total Expenses to Average Net Assets	0.08% [3]	0.08%	0.08%	0.08%	0.08%	0.08% [4]
Ratio of Net Investment Income to Average Net Assets	2.90%	1.95%	2.41%	2.63%	3.22%	3.84% [4]
Portfolio Turnover Rate	3%	6%	4%	3%	23%	1%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Notes to Financial Statements
Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at July 31, 2022, the Real Estate Index Fund was the record and beneficial owner of 100% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting

Real Estate II Index Fund
arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities

Real Estate II Index Fund
lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Real Estate II Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $316,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2022, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,963,469	—	—	8,963,469
Temporary Cash Investments	26,840	—	—	26,840
Total	8,990,309	—	—	8,990,309

Derivative Financial Instruments
Assets
Swap Contracts	—	1,086	—	1,086
E.	As of July 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,288,336
Gross Unrealized Appreciation	2,502,589
Gross Unrealized Depreciation	(799,530)
Net Unrealized Appreciation (Depreciation)	1,703,059

Real Estate II Index Fund
F.	During the six months ended July 31, 2022, the fund purchased $461,971,000 of investment securities and sold $306,012,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2022, such purchases were $1,390,000 and sales were $140,000, resulting in net realized loss of $19,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	Shares (000)	Shares (000)
Issued	—	—
Issued in Lieu of Cash Distributions	5,076	10,506
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	5,076	10,506
H.	Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Real Estate Index Fund and the board of trustees of Vanguard Real Estate II Index Fund have renewed their respective fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.
Each board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
Each board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, each board received periodic reports throughout the year, which included information about the respective fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether either board approved its respective fund’s arrangement. Rather, it was the totality of the circumstances that drove each board’s decision.
Nature, extent, and quality of services
The board of the Real Estate Index Fund reviewed the quality of that fund’s investment management services over both the short and long term, while the board of the Real Estate II Index Fund reviewed the quality of that fund’s investment management services since its inception in 2017; they each took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement with its respective fund.
Investment performance
The board of the Real Estate Index Fund considered the short- and long-term performance of that fund, including any periods of outperformance or underperformance compared with its target index and peer group, while the board of the Real Estate II Index Fund considered the short-term and since inception performance of that fund compared with its target index and peer group. Each board concluded that the performance of its respective fund was such that its advisory arrangement should continue.

Cost
Each board concluded that the respective fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the respective fund’s advisory expenses were also below the peer-group average.
Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
Each board concluded that its respective fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
Each board will consider whether to renew its respective advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Real Estate Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Real Estate Index Fund and Vanguard Real Estate II Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q1232 092022

Semiannual Report   |   July 31, 2022
Vanguard Dividend Growth Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Liquidity Risk Management	15

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2022
Dividend Growth Fund	Beginning Account Value 1/31/2022	Ending Account Value 7/31/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$973.70	$1.47
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.31	1.51
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.30%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Dividend Growth Fund
Fund Allocation
As of July 31, 2022
Communication Services	1.5%
Consumer Discretionary	11.7
Consumer Staples	16.0
Financials	8.4
Health Care	18.5
Industrials	20.8
Information Technology	15.1
Materials	5.1
Real Estate	2.9
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Dividend Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (97.9%)
Communication Services (1.5%)
Comcast Corp. Class A	21,385,571	802,387
Consumer Discretionary (11.4%)
TJX Cos. Inc.	33,263,850	2,034,417
McDonald's Corp.	5,996,876	1,579,397
NIKE Inc. Class B	13,146,679	1,510,816
Home Depot Inc.	3,153,585	949,040
		6,073,670
Consumer Staples (15.6%)
Colgate-Palmolive Co.	23,372,041	1,840,315
PepsiCo Inc.	8,539,179	1,494,015
Procter & Gamble Co.	10,138,846	1,408,387
Coca-Cola Co.	20,650,771	1,325,160
Costco Wholesale Corp.	2,191,388	1,186,198
Diageo plc	21,972,876	1,040,896
		8,294,971
Financials (8.2%)
Marsh & McLennan Cos. Inc.	8,807,118	1,444,015
Chubb Ltd.	6,390,463	1,205,497
American Express Co.	6,899,286	1,062,628
PNC Financial Services Group Inc.	4,001,572	664,021
		4,376,161
Health Care (18.2%)
UnitedHealth Group Inc.	3,967,182	2,151,561
Stryker Corp.	6,905,037	1,482,857
Johnson & Johnson	8,267,659	1,442,872
Medtronic plc	12,684,304	1,173,552
Danaher Corp.	3,938,156	1,147,854
Baxter International Inc.	16,576,448	972,374
Merck & Co. Inc.	7,847,792	701,122
Pfizer Inc.	11,049,853	558,128
		9,630,320
Industrials (20.4%)
Northrop Grumman Corp.	3,666,984	1,756,119
Honeywell International Inc.	8,697,718	1,673,963
		Shares	Market Value• ($000)
	Union Pacific Corp.	5,721,760	1,300,556
	Raytheon Technologies Corp.	13,730,740	1,279,842
	General Dynamics Corp.	5,570,714	1,262,714
	Canadian National Railway Co.	9,141,864	1,158,162
	United Parcel Service Inc. Class B	5,921,866	1,154,112
	Lockheed Martin Corp.	1,823,908	754,751
	Deere & Co.	1,417,859	486,581
			10,826,800
Information Technology (14.8%)
	Visa Inc. Class A	6,888,638	1,461,149
	Microsoft Corp.	5,182,310	1,454,882
	Mastercard Inc. Class A	3,732,371	1,320,476
	Texas Instruments Inc.	7,295,937	1,305,170
	Accenture plc Class A	4,223,497	1,293,488
	Automatic Data Processing Inc.	4,143,705	999,130
			7,834,295
Materials (5.0%)
	Linde plc	4,442,957	1,341,773
	Ecolab Inc.	7,904,944	1,305,660
			2,647,433
Real Estate (2.8%)
	Public Storage	2,390,232	780,196
	American Tower Corp.	2,645,787	716,558
			1,496,754
Total Common Stocks (Cost $29,949,301)			51,982,791
Temporary Cash Investments (1.9%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 1.903%	262	26
4

Dividend Growth Fund
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreements (1.0%)
Credit Agricole Securities 2.220%, 8/1/22 (Dated 7/29/22, Repurchase Value $83,015,000, collateralized by U.S. Treasury Note/Bond 2.500%, 2/15/45, with a value of $84,660,000)	83,000	83,000
Natixis SA 2.220%, 8/1/22 (Dated 7/29/22, Repurchase Value $323,660,000, collateralized by Fannie Mae 0.000%, 8/6/38, Federal Home Loan Bank 2.840%–3.000%, 2/24/37–1/27/42, U.S. Treasury Inflation Indexed Note/Bond 0.125%, 10/15/25–7/15/30, and U.S. Treasury Note/Bond 0.125%–4.750%, 8/31/23–5/15/52, with a value of $330,072,000)	323,600	323,600
NatWest Markets plc 2.230%, 8/1/22 (Dated 7/29/22, Repurchase Value $26,505,000, collateralized by U.S. Treasury Note/Bond 2.250%, 12/31/24, with a value of $27,030,000)	26,500	26,500
Societe Generale 2.265%, 8/1/22 (Dated 7/29/22, Repurchase Value $89,317,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 2.461%, 4/30/24, with a value of $91,086,000)	89,300	89,300
		522,400
	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.9%)
United States Cash Management Bill, 1.106%–1.853%, 9/6/22	266,090	265,521
United States Treasury Bill, 1.282%, 8/9/22	150,000	149,930
United States Treasury Bill, 0.948%, 8/16/22	30,525	30,498
United States Treasury Bill, 2.406%, 10/20/22	21,735	21,622
		467,571
Total Temporary Cash Investments (Cost $990,136)		989,997
Total Investments (99.8%) (Cost $30,939,437)		52,972,788
Other Assets and Liabilities—Net (0.2%)		91,014
Net Assets (100%)		53,063,802
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Dividend Growth Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $30,939,411)	52,972,762
Affiliated Issuers (Cost $26)	26
Total Investments in Securities	52,972,788
Investment in Vanguard	1,931
Cash	18
Receivables for Accrued Income	95,889
Receivables for Capital Shares Issued	31,086
Total Assets	53,101,712
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $3)	3
Payables to Investment Advisor	18,930
Payables for Capital Shares Redeemed	15,817
Payables to Vanguard	3,160
Total Liabilities	37,910
Net Assets	53,063,802
At July 31, 2022, net assets consisted of:

Paid-in Capital	29,805,208
Total Distributable Earnings (Loss)	23,258,594
Net Assets	53,063,802

Net Assets
Applicable to 1,487,643,077 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,063,802
Net Asset Value Per Share	$35.67

See accompanying Notes, which are an integral part of the Financial Statements.
6

Dividend Growth Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Dividends[1]	520,937
Interest[2]	3,124
Securities Lending—Net	—
Total Income	524,061
Expenses
Investment Advisory Fees—Note B
Basic Fee	34,501
Performance Adjustment	7,006
The Vanguard Group—Note C
Management and Administrative	34,703
Marketing and Distribution	1,635
Custodian Fees	126
Shareholders’ Reports	223
Trustees’ Fees and Expenses	13
Other Expenses	5
Total Expenses	78,212
Expenses Paid Indirectly	(21)
Net Expenses	78,191
Net Investment Income	445,870
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,106,933
Foreign Currencies	(768)
Realized Net Gain (Loss)	1,106,165
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	(2,986,458)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,434,423)
1	Dividends are net of foreign withholding taxes of $1,580,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, $0, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Dividend Growth Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	445,870	808,227
Realized Net Gain (Loss)	1,106,165	3,426,528
Change in Unrealized Appreciation (Depreciation)	(2,986,458)	7,167,222
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,434,423)	11,401,977
Distributions
Total Distributions	(1,748,801)	(2,973,671)
Capital Share Transactions
Issued	3,746,446	5,053,981
Issued in Lieu of Cash Distributions	1,548,289	2,627,602
Redeemed	(3,233,292)	(7,022,848)
Net Increase (Decrease) from Capital Share Transactions	2,061,443	658,735
Total Increase (Decrease)	(1,121,781)	9,087,041
Net Assets
Beginning of Period	54,185,583	45,098,542
End of Period	53,063,802	54,185,583

See accompanying Notes, which are an integral part of the Financial Statements.
8

Dividend Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$37.85	$31.82	$30.63	$26.03	$27.85	$23.72
Investment Operations
Net Investment Income[1]	.304	.576	.557	.536	.520	.514
Net Realized and Unrealized Gain (Loss) on Investments	(1.276)	7.593	1.572	5.499	(.178)	4.985
Total from Investment Operations	(.972)	8.169	2.129	6.035	.342	5.499
Distributions
Dividends from Net Investment Income	(.256)	(.574)	(.539)	(.525)	(.526)	(.509)
Distributions from Realized Capital Gains	(.952)	(1.565)	(.400)	(.910)	(1.636)	(.860)
Total Distributions	(1.208)	(2.139)	(.939)	(1.435)	(2.162)	(1.369)
Net Asset Value, End of Period	$35.67	$37.85	$31.82	$30.63	$26.03	$27.85
Total Return[2]	-2.63%	25.66%	7.03%	23.33%	1.63%	23.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53,064	$54,186	$45,099	$43,024	$32,856	$34,706
Ratio of Total Expenses to Average Net Assets[3]	0.30%[4]	0.27%	0.26%	0.27%	0.22%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.65%	1.56%	1.85%	1.82%	1.93%	2.00%
Portfolio Turnover Rate	9%	15%	15%	17%	23%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.03%, (0.00%), (0.01%), 0.00%, (0.05%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.30%.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Dividend Growth Fund
Notes to Financial Statements
Vanguard Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any
10

Dividend Growth Fund
repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
11

Dividend Growth Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the NASDAQ US Dividend Achievers Select Index for periods prior to September 20, 2021, and to the current benchmark S&P U.S. Dividend Growers Index, beginning September 20, 2021, for the preceding three years. The benchmark change will be fully phased in by October 2024. For the six months ended July 31, 2022, the investment advisory fee represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net increase of $7,006,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $1,931,000, representing less than 0.01% of the fund’s net assets and 0.77% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and
12

Dividend Growth Fund
administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2022, these arrangements reduced the fund’s management and administrative expenses by $14,000 and custodian fees by $7,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	50,941,895	1,040,896	—	51,982,791
Temporary Cash Investments	26	989,971	—	989,997
Total	50,941,921	2,030,867	—	52,972,788
F.	As of July 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	30,945,943
Gross Unrealized Appreciation	22,644,231
Gross Unrealized Depreciation	(617,386)
Net Unrealized Appreciation (Depreciation)	22,026,845
G.	During the six months ended July 31, 2022, the fund purchased $4,866,130,000 of investment securities and sold $4,788,245,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2022, such purchases were $50,920,000 and sales were $0; these
13

Dividend Growth Fund
amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	Shares (000)	Shares (000)
Issued	103,990	137,831
Issued in Lieu of Cash Distributions	42,294	68,554
Redeemed	(90,098)	(192,414)
Net Increase (Decrease) in Shares Outstanding	56,186	13,971
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Dividend Growth Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
15

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q572 092022

Semiannual Report   |   July 31, 2022
Vanguard Dividend Appreciation Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	19
Liquidity Risk Management	21

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2022
	Beginning Account Value 1/31/2022	Ending Account Value 7/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Dividend Appreciation Index Fund
ETF Shares	$1,000.00	$950.30	$0.29
Admiral™ Shares	1,000.00	950.30	0.39
Based on Hypothetical 5% Yearly Return
Dividend Appreciation Index Fund
ETF Shares	$1,000.00	$1,024.50	$0.30
Admiral Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.06% for ETF Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Dividend Appreciation Index Fund
Fund Allocation
As of July 31, 2022
Communication Services	1.9%
Consumer Discretionary	9.2
Consumer Staples	13.3
Energy	0.1
Financials	14.5
Health Care	15.7
Industrials	13.1
Information Technology	24.0
Materials	4.7
Utilities	3.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Dividend Appreciation Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (1.9%)
	Comcast Corp. Class A	27,950,906	1,048,718
	Activision Blizzard Inc.	4,848,121	387,607
	John Wiley & Sons Inc. Class A	269,643	14,081
			1,450,406
Consumer Discretionary (9.1%)
	Home Depot Inc.	6,478,397	1,949,609
	McDonald's Corp.	4,587,462	1,208,200
	NIKE Inc. Class B	7,880,662	905,646
	Lowe's Cos. Inc.	4,215,159	807,329
	Starbucks Corp.	7,296,741	618,618
	Target Corp.	2,921,261	477,276
	Genuine Parts Co.	879,369	134,429
	Tractor Supply Co.	694,590	133,000
	Best Buy Co. Inc.	1,285,183	98,946
	VF Corp.	2,024,721	90,465
	Pool Corp.	248,852	89,014
	Service Corp. International	985,961	73,415
	Williams-Sonoma Inc.	442,412	63,893
	Whirlpool Corp.	359,324	62,116
	Lithia Motors Inc. Class A	179,362	47,581
	Churchill Downs Inc.	212,733	44,631
	Gentex Corp.	1,453,705	41,024
	Polaris Inc.	347,156	40,715
	Thor Industries Inc.	339,908	28,664
	Monro Inc.	207,220	10,392
[1]	Dillard's Inc. Class A	24,561	5,584
	Aaron's Co. Inc.	194,332	2,530
			6,933,077
Consumer Staples (13.2%)
	Procter & Gamble Co.	15,026,126	2,087,279
	Coca-Cola Co.	24,204,563	1,553,207
	PepsiCo Inc.	8,573,163	1,499,961
	Costco Wholesale Corp.	2,739,717	1,483,009
	Walmart Inc.	8,755,449	1,156,157
	Colgate-Palmolive Co.	5,196,804	409,196
	Archer-Daniels-Midland Co.	3,489,395	288,817
	Sysco Corp.	3,193,265	271,108
	Hershey Co.	905,252	206,361
	Tyson Foods Inc. Class A	1,822,323	160,383
	Kroger Co.	3,115,682	144,692
	McCormick & Co. Inc.	1,551,084	135,487
	Shares	Market Value• ($000)
Church & Dwight Co. Inc.	1,519,288	133,652
Clorox Co.	763,176	108,249
J M Smucker Co.	673,397	89,104
Hormel Foods Corp.	1,759,413	86,810
Brown-Forman Corp. Class B	1,132,498	84,054
Casey's General Stores Inc.	229,298	46,467
Ingredion Inc.	411,357	37,425
Lancaster Colony Corp.	123,162	16,304
WD-40 Co.	84,648	15,014
Nu Skin Enterprises Inc. Class A	313,041	13,621
J & J Snack Foods Corp.	92,349	12,514
Andersons Inc.	199,244	7,207
SpartanNash Co.	221,620	7,156
Tootsie Roll Industries Inc.	108,119	3,797
		10,057,031
Energy (0.1%)
Texas Pacific Land Corp.	38,461	70,532
Financials (14.4%)
JPMorgan Chase & Co.	18,220,214	2,101,884
S&P Global Inc.	2,153,347	811,661
Goldman Sachs Group Inc.	2,130,918	710,427
BlackRock Inc.	885,136	592,315
Marsh & McLennan Cos. Inc.	3,112,843	510,382
Chubb Ltd.	2,628,987	495,932
CME Group Inc.	2,230,134	444,867
PNC Financial Services Group Inc.	2,581,097	428,307
Truist Financial Corp.	8,257,436	416,753
Aon plc Class A (XNYS)	1,351,226	393,261
Moody's Corp.	995,378	308,816
Travelers Cos. Inc.	1,517,976	240,903
Arthur J Gallagher & Co.	1,295,783	231,932
Aflac Inc.	3,728,440	213,640
Bank of New York Mellon Corp.	4,731,466	205,630
Allstate Corp.	1,742,224	203,788
Ameriprise Financial Inc.	687,472	185,562
Discover Financial Services	1,772,502	179,023
T Rowe Price Group Inc.	1,381,406	170,562
State Street Corp.	2,276,455	161,719
Fifth Third Bancorp	4,255,474	145,197
4

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Raymond James Financial Inc.	1,196,397	117,809
FactSet Research Systems Inc.	234,322	100,683
Brown & Brown Inc.	1,451,312	94,480
Cincinnati Financial Corp.	925,495	90,088
W R Berkley Corp.	1,301,217	81,365
Cboe Global Markets Inc.	658,655	81,265
MarketAxess Holdings Inc.	234,303	63,445
Assurant Inc.	336,042	59,069
Globe Life Inc.	563,680	56,780
American Financial Group Inc.	412,359	55,124
Lincoln National Corp.	1,022,475	52,494
Reinsurance Group of America Inc.	419,304	48,547
Commerce Bancshares Inc.	685,684	47,648
Cullen/Frost Bankers Inc.	351,901	45,888
Prosperity Bancshares Inc.	572,307	42,402
SouthState Corp.	473,061	40,101
Morningstar Inc.	146,297	37,357
RenaissanceRe Holdings Ltd.	287,160	37,133
SEI Investments Co.	650,748	36,025
First Financial Bankshares Inc.	801,222	35,398
Erie Indemnity Co. Class A	154,240	31,366
Primerica Inc.	237,798	30,602
Hanover Insurance Group Inc.	219,929	30,014
Bank OZK	699,567	28,053
Home BancShares Inc.	1,181,039	27,873
RLI Corp.	246,038	27,059
Evercore Inc. Class A	253,187	25,311
Independent Bank Corp. (XNGS)	293,558	24,600
Axis Capital Holdings Ltd.	482,140	24,343
UMB Financial Corp.	265,568	24,034
Assured Guaranty Ltd.	397,193	23,192
Community Bank System Inc.	333,454	22,451
Simmons First National Corp. Class A	794,338	18,866
American Equity Investment Life Holding Co.	481,815	18,097
BOK Financial Corp.	186,390	16,408
Atlantic Union Bankshares Corp.	467,569	16,173
First Merchants Corp.	352,624	14,644
International Bancshares Corp.	329,218	14,440
BancFirst Corp.	116,459	12,507
Towne Bank	408,916	12,214
Lakeland Financial Corp.	155,786	12,120
Sandy Spring Bancorp Inc.	281,518	11,627
Stock Yards Bancorp Inc.	167,539	11,585
Cohen & Steers Inc.	155,586	11,465
Westamerica BanCorp.	166,428	9,987
Horace Mann Educators Corp.	256,833	8,797
	Shares	Market Value• ($000)
Southside Bancshares Inc.	200,155	7,994
Federal Agricultural Mortgage Corp. Class C	57,033	6,290
Lakeland Bancorp Inc.	384,707	6,125
Tompkins Financial Corp.	73,445	5,666
1st Source Corp.	106,090	5,116
Horizon Bancorp Inc.	241,824	4,612
First Financial Corp.	69,686	3,256
Bank of Marin Bancorp	98,551	3,225
Southern Missouri Bancorp Inc.	46,689	2,518
		10,928,292
Health Care (15.7%)
UnitedHealth Group Inc.	5,819,952	3,156,393
Johnson & Johnson	16,323,551	2,848,786
Abbott Laboratories	10,861,522	1,182,168
Bristol-Myers Squibb Co.	13,449,313	992,290
Medtronic plc	8,330,341	770,723
Elevance Health Inc.	1,495,692	713,595
Stryker Corp.	2,087,349	448,258
Becton Dickinson and Co.	1,783,121	435,634
Humana Inc.	784,526	378,141
McKesson Corp.	918,991	313,909
West Pharmaceutical Services Inc.	459,225	157,771
STERIS plc	621,302	140,197
AmerisourceBergen Corp. Class A	928,532	135,501
Quest Diagnostics Inc.	751,027	102,568
Chemed Corp.	92,794	44,642
Perrigo Co. plc	836,205	35,012
Ensign Group Inc.	328,876	26,208
Embecta Corp.	362,638	10,672
National HealthCare Corp.	84,972	6,036
LeMaitre Vascular Inc.	118,833	5,983
Atrion Corp.	8,508	5,751
		11,910,238
Industrials (13.1%)
Union Pacific Corp.	3,932,509	893,859
United Parcel Service Inc. Class B	4,555,846	887,889
Honeywell International Inc.	4,239,895	816,010
Caterpillar Inc.	3,309,151	656,039
Lockheed Martin Corp.	1,488,052	615,771
Northrop Grumman Corp.	920,356	440,758
CSX Corp.	13,483,964	435,937
Waste Management Inc.	2,369,283	389,889
Eaton Corp. plc	2,474,589	367,204
Illinois Tool Works Inc.	1,759,302	365,513
Emerson Electric Co.	3,707,372	333,923
General Dynamics Corp.	1,437,212	325,773
L3Harris Technologies Inc.	1,196,333	287,084
Cintas Corp.	537,699	228,786
Cummins Inc.	878,606	194,444
Rockwell Automation Inc.	720,469	183,921
Fastenal Co.	3,568,162	183,261
Republic Services Inc. Class A	1,295,600	179,648
WW Grainger Inc.	266,575	144,892

5

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Dover Corp.	895,273	119,680
Expeditors International of Washington Inc.	1,041,070	110,614
Xylem Inc.	1,116,165	102,721
IDEX Corp.	472,103	98,552
JB Hunt Transport Services Inc.	520,187	95,335
Carlisle Cos. Inc.	320,887	95,015
Stanley Black & Decker Inc.	937,238	91,221
CH Robinson Worldwide Inc.	790,245	87,480
Nordson Corp.	333,798	77,104
Snap-on Inc.	333,396	74,697
Hubbell Inc. Class B	332,406	72,804
Graco Inc.	1,050,156	70,528
HEICO Corp. Class A	463,781	59,216
Allegion plc	544,824	57,588
Toro Co.	657,439	56,533
Regal Rexnord Corp.	416,383	55,920
Robert Half International Inc.	697,300	55,184
A O Smith Corp.	818,776	51,804
Lincoln Electric Holdings Inc.	359,379	50,831
Pentair plc	1,022,079	49,969
Lennox International Inc.	205,373	49,193
Donaldson Co. Inc.	764,095	41,574
HEICO Corp.	262,848	41,454
MDU Resources Group Inc.	1,256,807	35,907
MSA Safety Inc.	227,265	29,167
ManpowerGroup Inc.	326,355	25,590
Ryder System Inc.	316,944	24,823
Insperity Inc.	221,195	24,274
Applied Industrial Technologies Inc.	238,146	23,955
GATX Corp.	219,591	22,014
Franklin Electric Co. Inc.	242,084	21,986
Hillenbrand Inc.	446,374	20,622
ABM Industries Inc.	415,496	18,631
Brady Corp. Class A	300,427	14,375
McGrath RentCorp.	152,002	12,823
Trinity Industries Inc.	433,176	11,241
Lindsay Corp.	67,422	10,380
Griffon Corp.	294,349	8,833
Tennant Co.	115,400	7,735
Standex International Corp.	75,904	7,369
Apogee Enterprises Inc.	139,032	5,785
Matthews International Corp. Class A	196,209	5,484
Douglas Dynamics Inc.	146,563	4,670
Gorman-Rupp Co.	141,008	4,329
		9,935,611
Information Technology (23.9%)
Microsoft Corp.	10,696,799	3,003,019
Visa Inc. Class A	9,878,962	2,095,427
Mastercard Inc. Class A	5,354,458	1,894,354
Broadcom Inc.	2,524,954	1,352,062
Accenture plc Class A	3,926,992	1,202,681
Cisco Systems Inc.	25,770,005	1,169,185
Texas Instruments Inc.	5,720,331	1,023,310
QUALCOMM Inc.	6,904,694	1,001,595
Intuit Inc.	1,754,023	800,133
Oracle Corp.	9,997,414	778,199
	Shares	Market Value• ($000)
Automatic Data Processing Inc.	2,600,018	626,916
Analog Devices Inc.	3,320,438	570,982
KLA Corp.	931,286	357,185
Roper Technologies Inc.	656,896	286,847
Amphenol Corp. Class A	3,628,510	279,867
TE Connectivity Ltd.	2,002,783	267,832
Paychex Inc.	1,991,698	255,495
Motorola Solutions Inc.	1,037,667	247,577
Microchip Technology Inc.	3,441,060	236,951
HP Inc.	6,954,406	232,208
Corning Inc.	4,845,418	178,117
Broadridge Financial Solutions Inc.	726,687	116,670
Jack Henry & Associates Inc.	460,009	95,576
Littelfuse Inc.	153,878	42,912
Badger Meter Inc.	180,572	17,369
Cass Information Systems Inc.	71,799	2,618
		18,135,087
Materials (4.7%)
Linde plc	3,122,701	943,056
Sherwin-Williams Co.	1,484,406	359,137
Air Products and Chemicals Inc.	1,373,473	340,937
Ecolab Inc.	1,541,516	254,612
Nucor Corp.	1,733,440	235,401
International Flavors & Fragrances Inc.	1,580,252	196,030
PPG Industries Inc.	1,464,587	189,356
Albemarle Corp.	726,089	177,391
Avery Dennison Corp.	507,092	96,581
Packaging Corp. of America	581,842	81,813
Eastman Chemical Co.	832,709	79,882
Celanese Corp. Class A	678,287	79,706
Reliance Steel & Aluminum Co.	384,329	73,119
RPM International Inc.	803,520	72,638
AptarGroup Inc.	406,747	43,831
Royal Gold Inc.	407,181	42,660
Sonoco Products Co.	607,659	38,580
Ashland Global Holdings Inc.	336,176	33,776
Balchem Corp.	199,990	27,151
Cabot Corp.	349,359	25,943
Avient Corp.	563,391	24,310
Silgan Holdings Inc.	518,780	23,086
Scotts Miracle-Gro Co.	251,600	22,380
Sensient Technologies Corp.	259,730	22,332
HB Fuller Co.	325,973	20,927
Westlake Corp.	207,882	20,235
Stepan Co.	131,246	14,727
Quaker Chemical Corp.	82,890	13,446
Worthington Industries Inc.	200,184	10,251
Hawkins Inc.	114,806	4,564
		3,567,858
Utilities (3.5%)
NextEra Energy Inc.	12,186,635	1,029,649
Xcel Energy Inc.	3,376,628	247,102
WEC Energy Group Inc.	1,955,760	203,027
Eversource Energy	2,138,118	188,625

6

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
American Water Works Co. Inc.	1,127,277	175,224
DTE Energy Co.	1,200,718	156,454
CMS Energy Corp.	1,801,297	123,803
Atmos Energy Corp.	842,313	102,248
Alliant Energy Corp.	1,558,010	94,930
Essential Utilities Inc.	1,432,196	74,388
National Fuel Gas Co.	564,939	40,868
IDACORP Inc.	314,797	35,169
ONE Gas Inc.	337,100	28,633
New Jersey Resources Corp.	597,278	27,588
California Water Service Group	335,726	20,170
American States Water Co.	229,893	20,040
MGE Energy Inc.	223,164	18,161
Chesapeake Utilities Corp.	110,906	15,209
SJW Group	170,725	11,210
Middlesex Water Co.	108,095	10,281
York Water Co.	88,218	3,792
		2,626,571
Total Common Stocks (Cost $57,907,133)		75,614,703
		Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 1.903% (Cost $198,451)	1,985,269	198,447
Total Investments (99.9%) (Cost $58,105,584)			75,813,150
Other Assets and Liabilities—Net (0.1%)			103,791
Net Assets (100%)			75,916,941
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $932,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $959,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	765	158,106	10,877

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/31/23	GSI	47,750	(1.570)	—	(1,333)
Visa Inc. Class A	8/31/22	BANA	94,389	(1.470)	—	(89)
					—	(1,422)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At July 31, 2022, the counterparties had deposited in segregated accounts cash of $5,970,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Dividend Appreciation Index Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $57,907,133)	75,614,703
Affiliated Issuers (Cost $198,451)	198,447
Total Investments in Securities	75,813,150
Investment in Vanguard	2,731
Cash Collateral Pledged—Futures Contracts	8,040
Cash Collateral Pledged—Over-the-Counter Swap Contracts	2,060
Receivables for Investment Securities Sold	9,768
Receivables for Accrued Income	92,142
Receivables for Capital Shares Issued	7,120
Variation Margin Receivable—Futures Contracts	2,295
Total Assets	75,937,306
Liabilities
Due to Custodian	5,115
Payables for Investment Securities Purchased	6,341
Collateral for Securities on Loan	959
Payables for Capital Shares Redeemed	4,488
Payables to Vanguard	2,040
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,422
Total Liabilities	20,365
Net Assets	75,916,941
1 Includes $932 of securities on loan.
At July 31, 2022, net assets consisted of:

Paid-in Capital	58,331,816
Total Distributable Earnings (Loss)	17,585,125
Net Assets	75,916,941

ETF Shares—Net Assets
Applicable to 416,611,760 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	63,819,075
Net Asset Value Per Share—ETF Shares	$153.19

Admiral Shares—Net Assets
Applicable to 291,012,273 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,097,866
Net Asset Value Per Share—Admiral Shares	$41.57

See accompanying Notes, which are an integral part of the Financial Statements.
8

Dividend Appreciation Index Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Dividends	750,407
Interest[1]	557
Securities Lending—Net	—
Total Income	750,964
Expenses
The Vanguard Group—Note B
Investment Advisory Services	886
Management and Administrative—ETF Shares	16,331
Management and Administrative—Admiral Shares	4,367
Marketing and Distribution—ETF Shares	1,091
Marketing and Distribution—Admiral Shares	221
Custodian Fees	162
Shareholders’ Reports—ETF Shares	546
Shareholders’ Reports—Admiral Shares	69
Trustees’ Fees and Expenses	20
Other Expenses	5
Total Expenses	23,698
Net Investment Income	727,266
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,789,278
Futures Contracts	(23,309)
Swap Contracts	(1,598)
Realized Net Gain (Loss)	1,764,371
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(6,425,781)
Futures Contracts	16,426
Swap Contracts	(1,424)
Change in Unrealized Appreciation (Depreciation)	(6,410,779)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,919,142)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $548,000, ($30,000), and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,143,724,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Dividend Appreciation Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	727,266	1,283,185
Realized Net Gain (Loss)	1,764,371	7,696,290
Change in Unrealized Appreciation (Depreciation)	(6,410,779)	3,906,835
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,919,142)	12,886,310
Distributions
ETF Shares	(578,771)	(1,043,492)
Admiral Shares	(108,695)	(206,613)
Total Distributions	(687,466)	(1,250,105)
Capital Share Transactions
ETF Shares	2,078,658	4,113,142
Admiral Shares	(46,930)	215,802
Net Increase (Decrease) from Capital Share Transactions	2,031,728	4,328,944
Total Increase (Decrease)	(2,574,880)	15,965,149
Net Assets
Beginning of Period	78,491,821	62,526,672
End of Period	75,916,941	78,491,821

See accompanying Notes, which are an integral part of the Financial Statements.
10

Dividend Appreciation Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$162.69	$137.11	$125.38	$104.09	$107.10	$86.66
Investment Operations
Net Investment Income[1]	1.482	2.736	2.299	2.214	2.084	1.951
Net Realized and Unrealized Gain (Loss) on Investments	(9.593)	25.504	11.728	21.210	(3.056)	20.408
Total from Investment Operations	(8.111)	28.240	14.027	23.424	(.972)	22.359
Distributions
Dividends from Net Investment Income	(1.389)	(2.660)	(2.297)	(2.134)	(2.038)	(1.919)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.389)	(2.660)	(2.297)	(2.134)	(2.038)	(1.919)
Net Asset Value, End of Period	$153.19	$162.69	$137.11	$125.38	$104.09	$107.10
Total Return	-4.97%	20.71%	11.44%	22.68%	-0.87%	26.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$63,819	$65,589	$51,842	$42,217	$30,969	$28,717
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.93%	1.74%	1.84%	1.90%	2.01%	2.06%
Portfolio Turnover Rate[2]	11%	26%	25%	14%	16%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Dividend Appreciation Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$44.15	$37.21	$34.03	$28.25	$29.07	$23.52
Investment Operations
Net Investment Income[1]	.398	.734	.617	.594	.560	.528
Net Realized and Unrealized Gain (Loss) on Investments	(2.605)	6.920	3.179	5.757	(.830)	5.542
Total from Investment Operations	(2.207)	7.654	3.796	6.351	(.270)	6.070
Distributions
Dividends from Net Investment Income	(.373)	(.714)	(.616)	(.571)	(.550)	(.520)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.373)	(.714)	(.616)	(.571)	(.550)	(.520)
Net Asset Value, End of Period	$41.57	$44.15	$37.21	$34.03	$28.25	$29.07
Total Return[2]	-4.97%	20.67%	11.44%	22.65%	-0.89%	26.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,098	$12,903	$10,685	$9,955	$6,755	$6,014
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.91%	1.72%	1.82%	1.87%	1.99%	2.06%
Portfolio Turnover Rate[3]	11%	26%	25%	14%	16%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Dividend Appreciation Index Fund
Notes to Financial Statements
Vanguard Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca, Inc.; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
13

Dividend Appreciation Index Fund
During the six months ended July 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
14

Dividend Appreciation Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
15

Dividend Appreciation Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $2,731,000, representing less than 0.01% of the fund’s net assets and 1.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
16

Dividend Appreciation Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	75,614,703	—	—	75,614,703
Temporary Cash Investments	198,447	—	—	198,447
Total	75,813,150	—	—	75,813,150
Derivative Financial Instruments
Assets
Futures Contracts[1]	10,877	—	—	10,877
Liabilities
Swap Contracts	—	1,422	—	1,422
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of July 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	58,133,102
Gross Unrealized Appreciation	19,687,635
Gross Unrealized Depreciation	(1,996,710)
Net Unrealized Appreciation (Depreciation)	17,690,925
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2022, the fund had available capital losses totaling $2,047,712,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended July 31, 2022, the fund purchased $14,316,029,000 of investment securities and sold $12,273,708,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,775,086,000 and $3,922,035,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2022, such purchases were $645,125,000 and sales were $693,561,000, resulting in net realized loss of $31,960,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
17

Dividend Appreciation Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	6,003,404	38,666	22,417,718	148,569
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,924,746)	(25,200)	(18,304,576)	(123,525)
Net Increase (Decrease)—ETF Shares	2,078,658	13,466	4,113,142	25,044
Admiral Shares
Issued	779,928	18,583	1,970,820	46,680
Issued in Lieu of Cash Distributions	92,770	2,299	176,877	4,201
Redeemed	(919,628)	(22,118)	(1,931,895)	(45,799)
Net Increase (Decrease)—Admiral Shares	(46,930)	(1,236)	215,802	5,082
G.	Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.
18

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Dividend Appreciation Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
19

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
20

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Dividend Appreciation Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
21

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Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q6022 092022

Semiannual Report  |  July 31, 2022
Vanguard Global ESG Select Stock Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2022
	Beginning Account Value 1/31/2022	Ending Account Value 7/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Global ESG Select Stock Fund
Investor Shares	$1,000.00	$ 917.90	$2.71
Admiral™ Shares	1,000.00	918.50	2.24
Based on Hypothetical 5% Yearly Return
Global ESG Select Stock Fund
Investor Shares	$1,000.00	$1,021.97	$2.86
Admiral Shares	1,000.00	1,022.46	2.36
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.57% for Investor Shares and 0.47% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global ESG Select Stock Fund
Fund Allocation
As of July 31, 2022

United States	46.3%
United Kingdom	9.2
Japan	6.8
Netherlands	6.8
France	6.6
Spain	5.8
Canada	4.7
Switzerland	3.2
Hong Kong	3.1
Denmark	2.6
Singapore	2.6
Taiwan	2.3
The table reflects the fund's investments, except for short-term investments.
3

Global ESG Select Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (97.1%)
Canada (4.6%)
Bank of Nova Scotia	355,279	21,644
BCE Inc.	275,847	13,937
		35,581
Denmark (2.5%)
Vestas Wind Systems A/S	744,808	19,576
France (6.4%)
Cie Generale des Etablissements Michelin SCA	696,291	19,486
Schneider Electric SE	120,063	16,605
L'Oreal SA	35,194	13,305
		49,396
Hong Kong (3.0%)
AIA Group Ltd.	2,323,000	23,338
Japan (6.7%)
Recruit Holdings Co. Ltd.	814,400	30,436
Mitsubishi UFJ Financial Group Inc.	3,726,800	20,999
		51,435
Netherlands (6.6%)
Koninklijke DSM NV	128,274	20,543
ING Groep NV	1,909,926	18,553
Wolters Kluwer NV	109,509	11,893
		50,989
Singapore (2.5%)
DBS Group Holdings Ltd.	857,387	19,564
Spain (5.6%)
Industria de Diseno Textil SA	1,081,232	26,260
Iberdrola SA	1,628,203	17,387
		43,647
Switzerland (3.2%)
Novartis AG (Registered)	283,851	24,391
Taiwan (2.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,006,000	17,252
	Shares	Market Value• ($000)
United Kingdom (8.9%)
Compass Group plc	869,432	20,376
Diageo plc	384,969	18,237
National Grid plc	1,122,582	15,458
GSK plc	699,895	14,705
		68,776
United States (44.9%)
Microsoft Corp.	146,989	41,266
Starbucks Corp.	354,863	30,085
Texas Instruments Inc.	135,082	24,165
Home Depot Inc.	79,252	23,850
Merck & Co. Inc.	260,890	23,308
Visa Inc. Class A	108,644	23,045
Deere & Co.	66,373	22,778
Northern Trust Corp.	216,108	21,563
Cisco Systems Inc.	457,323	20,749
Prologis Inc.	150,129	19,901
Ecolab Inc.	100,382	16,580
Baxter International Inc.	264,985	15,544
Accenture plc Class A	48,332	14,802
Progressive Corp.	126,915	14,603
Automatic Data Processing Inc.	54,145	13,055
Colgate-Palmolive Co.	163,895	12,905
Trane Technologies plc	64,598	9,495
		347,694
Total Common Stocks (Cost $716,086)		751,639
4

Global ESG Select Stock Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[1] Vanguard Market Liquidity Fund, 1.903% (Cost $22,072)	220,804	22,072
Total Investments (100.0%) (Cost $738,158)		773,711
Other Assets and Liabilities—Net (0.0%)		195
Net Assets (100%)		773,906
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global ESG Select Stock Fund
Statement of Assets and Liabilities
As of July 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $716,086)	751,639
Affiliated Issuers (Cost $22,072)	22,072
Total Investments in Securities	773,711
Investment in Vanguard	26
Cash	347
Receivables for Investment Securities Sold	1,491
Receivables for Accrued Income	1,168
Receivables for Capital Shares Issued	562
Total Assets	777,305
Liabilities
Due to Custodian	1,490
Payables for Investment Securities Purchased	30
Payables for Capital Shares Redeemed	1,355
Payables to Investment Advisor	443
Payables to Vanguard	81
Total Liabilities	3,399
Net Assets	773,906
At July 31, 2022, net assets consisted of:

Paid-in Capital	731,213
Total Distributable Earnings (Loss)	42,693
Net Assets	773,906

Investor Shares—Net Assets
Applicable to 5,645,414 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	159,714
Net Asset Value Per Share—Investor Shares	$28.29

Admiral Shares—Net Assets
Applicable to 17,354,073 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	614,192
Net Asset Value Per Share—Admiral Shares	$35.39
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global ESG Select Stock Fund
Statement of Operations

Six Months Ended July 31, 2022
($000)
Investment Income
Income
Dividends [1]	9,846
Interest [2]	70
Total Income	9,916
Expenses
Investment Advisory Fees—Note B
Basic Fee	828
Performance Adjustment	75
The Vanguard Group—Note C
Management and Administrative—Investor Shares	232
Management and Administrative—Admiral Shares	604
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—Admiral Shares	14
Custodian Fees	16
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	—
Other Expenses	10
Total Expenses	1,804
Net Investment Income	8,112
Realized Net Gain (Loss)
Investment Securities Sold[2]	647
Foreign Currencies	(69)
Realized Net Gain (Loss)	578
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(70,534)
Foreign Currencies	(21)
Change in Unrealized Appreciation (Depreciation)	(70,555)
Net Increase (Decrease) in Net Assets Resulting from Operations	(61,865)
1	Dividends are net of foreign withholding taxes of $877,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $70,000, ($8,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global ESG Select Stock Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2022	Year Ended January 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,112	9,979
Realized Net Gain (Loss)	578	9,849
Change in Unrealized Appreciation (Depreciation)	(70,555)	70,974
Net Increase (Decrease) in Net Assets Resulting from Operations	(61,865)	90,802
Distributions
Investor Shares	(819)	(4,101)
Admiral Shares	(3,050)	(14,372)
Total Distributions	(3,869)	(18,473)
Capital Share Transactions
Investor Shares	5,671	65,231
Admiral Shares	58,796	304,765
Net Increase (Decrease) from Capital Share Transactions	64,467	369,996
Total Increase (Decrease)	(1,267)	442,325
Net Assets
Beginning of Period	775,173	332,848
End of Period	773,906	775,173
See accompanying Notes, which are an integral part of the Financial Statements.
8

Global ESG Select Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,		May 21, 2019[1] to January 31, 2020
		2022	2021
Net Asset Value, Beginning of Period	$30.97	$26.32	$22.34	$20.00
Investment Operations
Net Investment Income[2]	.305	.487	.378	.258
Net Realized and Unrealized Gain (Loss) on Investments	(2.839)	5.004	3.866	2.257
Total from Investment Operations	(2.534)	5.491	4.244	2.515
Distributions
Dividends from Net Investment Income	(.027)	(.386)	(.229)	(.167)
Distributions from Realized Capital Gains	(.119)	(.455)	(.035)	(.008)
Total Distributions	(.146)	(.841)	(.264)	(.175)
Net Asset Value, End of Period	$28.29	$30.97	$26.32	$22.34
Total Return[3]	-8.21%	20.86%	19.06%	12.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$160	$169	$86	$34
Ratio of Total Expenses to Average Net Assets	0.57% [4]	0.56% [4]	0.55% [4]	0.58% [5,6]
Ratio of Net Investment Income to Average Net Assets	2.10%	1.61%	1.62%	1.81% [5]
Portfolio Turnover Rate	18%	19%	21%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was May 21, 2019, to June 4, 2019, during which time all assets were held in cash. Performance measurement began June 5, 2019, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.01%, and 0.00%.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.55%.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Global ESG Select Stock Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2022	Year Ended January 31,		May 21, 2019[1] to January 31, 2020
		2022	2021
Net Asset Value, Beginning of Period	$38.73	$32.91	$27.93	$25.00
Investment Operations
Net Investment Income[2]	.395	.649	.504	.338
Net Realized and Unrealized Gain (Loss) on Investments	(3.544)	6.258	4.830	2.823
Total from Investment Operations	(3.149)	6.907	5.334	3.161
Distributions
Dividends from Net Investment Income	(.043)	(.517)	(.310)	(.221)
Distributions from Realized Capital Gains	(.148)	(.570)	(.044)	(.010)
Total Distributions	(.191)	(1.087)	(.354)	(.231)
Net Asset Value, End of Period	$35.39	$38.73	$32.91	$27.93
Total Return[3]	-8.15%	20.99%	19.17%	12.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$614	$606	$247	$74
Ratio of Total Expenses to Average Net Assets	0.47% [4]	0.46% [4]	0.45% [4]	0.48% [5,6]
Ratio of Net Investment Income to Average Net Assets	2.18%	1.71%	1.71%	1.89% [5]
Portfolio Turnover Rate	18%	19%	21%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was May 21, 2019, to June 4, 2019, during which time all assets were held in cash. Performance measurement began June 5, 2019, the first business day after the subscription period, at a net asset value of $25.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.01%, and 0.00%.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45%.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Global ESG Select Stock Fund
Notes to Financial Statements
Vanguard Global ESG Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11

Global ESG Select Stock Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.    Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the FTSE All-World Index since July 31, 2019. For the six months ended July 31, 2022, the investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a net increase of $75,000 (0.02%) based on performance.
12

Global ESG Select Stock Fund
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2022, the fund had contributed to Vanguard capital in the amount of $26,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	383,275	—	—	383,275
Common Stocks—Other	—	368,364	—	368,364
Temporary Cash Investments	22,072	—	—	22,072
Total	405,347	368,364	—	773,711
E.  As of July 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	739,803
Gross Unrealized Appreciation	81,467
Gross Unrealized Depreciation	(47,559)
Net Unrealized Appreciation (Depreciation)	33,908
13

Global ESG Select Stock Fund
F.  During the six months ended July 31, 2022, the fund purchased $193,810,000 of investment securities and sold $131,220,000 of investment securities, other than temporary cash investments.
G.  Capital share transactions for each class of shares were:
	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	27,394	952	125,865	4,203
Issued in Lieu of Cash Distributions	713	24	3,550	113
Redeemed	(22,436)	(797)	(64,184)	(2,117)
Net Increase (Decrease)—Investor Shares	5,671	179	65,231	2,199
Admiral Shares
Issued	126,583	3,610	414,883	11,050
Issued in Lieu of Cash Distributions	2,520	68	11,765	301
Redeemed	(70,307)	(1,970)	(121,883)	(3,207)
Net Increase (Decrease)—Admiral Shares	58,796	1,708	304,765	8,144
H.  Management has determined that no events or transactions occurred subsequent to July 31, 2022, that would require recognition or disclosure in these financial statements.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global ESG Select Stock Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
15

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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q5472 092022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 19, 2022

VANGUARD SPECIALIZED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: September 19, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.